[LOGO] FIRST AMERICAN FUNDS(TM)                       2001
                                                      ANNUAL REPORT





                                          INDEX FUNDS








"Integrity and firmness is all I can promise; these, be the voyage long or short, never shall forsake me."

   _George Washington

FIRST AMERICAN FUNDS

WE BELIEVE INVESTMENT SUCCESS IS DEVELOPED OVER A LIFETIME.
THE APPROACH MUST BE STRATEGIC AND GOAL-ORIENTED. THE PORTFOLIO MUST HAVE DEPTH AND BREADTH. AND THE INDIVIDUAL INVESTMENTS SHOULD DELIVER ABOVE-MARKET PERFORMANCE OVER A SUSTAINED PERIOD OF TIME.

FIRST AMERICAN FUNDS IS A COMPLETE RESOURCE FOR YOUR INVESTMENTS.
WE HAVE A WIDE ARRAY OF OPTIONS--MORE THAN 50 MUTUAL FUNDS THAT CROSS ALL ASSET CLASSES. TO FIND OUT HOW FIRST AMERICAN FUNDS CAN HELP YOU MEET YOUR GOALS, CONTACT YOUR INVESTMENT PROFESSIONAL.


     OUR FUND FAMILY

  |  HIGHER RISK AND RETURN POTENTIAL
  |
  |  SECTOR FUNDS
  |  INTERNATIONAL FUNDS
  |  SMALL CAP FUNDS
  |  MID CAP FUNDS
  |  LARGE CAP FUNDS
> |  INDEX FUNDS
  |    [] SMALL CAP INDEX
  |    [] MID CAP INDEX
  |    [] EQUITY INDEX
  |  GROWTH & INCOME FUNDS
  |  ASSET ALLOCATION FUNDS
  |  INCOME FUNDS
  |  TAX FREE INCOME FUNDS
  |  MONEY MARKET FUNDS
  |
  |  LOWER RISK AND RETURN POTENTIAL


TABLE OF CONTENTS

Message to Shareholders                          1
Report of Independent Auditors                  11
Statements of Net Assets                        12
Statements of Operations                        38
Statements of Changes in Net Assets             39
Financial Highlights                            40
Notes to Financial Statements                   42
Notice to Shareholders                          49




Our recent merger created an opportunity for First American Funds to put on a new face--which is exactly what we did. The new logo had to reflect our comprehensive suite of First American Funds and our commitment to providing unparalleled, dedicated client service.

WE CHOSE GEORGE WASHINGTON.
His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American Funds.



MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS November 15, 2001

     DEAR SHAREHOLDERS:

     Speaking for the board of directors and the staff of U.S. Bancorp Piper Jaffray Asset Management, Inc., thank you for the ongoing opportunity you have given us to manage your investments. This has been a momentous year for our fund family, as it has grown by combining the funds of the First American family with those from Firstar Funds. We believe this combination will provide significantly greater resources and capabilities that should prove beneficial to our shareholders.

     The past year is one that will leave its mark on all Americans due to a series of tumultuous and trying circumstances. Starting with a disputed Presidential election at the end of 2000, and followed by a slowing U.S. economy, a series of interest-rate cuts by the Federal Reserve, and the unprecedented terrorist action on September 11, the investment environment was like nothing we had ever witnessed. Like you, we will always remember those who lost their lives in the tragic terrorist attacks and the many citizens who sacrificed themselves in a heroic cause.

     Not surprisingly, this sequence of events resulted in market volatility. Bond markets generally benefited during this time, while equity markets underwent a fairly dramatic and sustained correction. A market environment such as this can be extremely challenging, and we are reminded that from time to time unusual events can create trying times for investors. This is when a focus on maintaining a disciplined, diversified approach is so important in helping you achieve your long-term objectives.

     This report provides you with details of investment results, fund holdings, financial statements, and notes relating to fund operations for the fiscal year ended September 30, 2001. Please review this information at your convenience.

     We thank you for putting your trust in the newly expanded First American family of funds. We are committed to helping you achieve your investment goals.



     Sincerely,


     /s/ Virginia L. Stringer                   /s/ Mark Jordahl


     VIRGINIA L. STRINGER                       MARK JORDAHL

     Chairperson of the Board                   Chief Investment Officer
     First American Investment Funds, Inc.      U.S. Bancorp Piper Jaffray Asset
                                                Management


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001     1)

A QUICKLY
EVOLVING INVESTMENT
ENVIRONMENT



So much can change in one year. In September 2000, America was just beginning to focus on choosing a new President. The stock market was showing signs of taking an extended breather, but few saw any significant red flags for the economy. However, the environment quickly began to change. Stocks were confronted with substantial volatility, but bond markets managed to hold their own.

By the end of 2000, it was clear that an economic slowdown was beginning to take hold. Recognizing this situation, the Federal Reserve (the Fed) opened 2001 with a surprising cut in short-term interest rates. It represented a change in policy for the Fed, which up to that point had focused its energies on avoiding an overheated economy and the threat of inflation. The Fed remained aggressive about cutting rates through the winter, spring, and summer months, and its concern about a slowdown proved to be well founded. By the second quarter of 2001, the economy was teetering on the brink of a possible recession.



STOCKS STRUGGLE THROUGHOUT THE YEAR

While consumers managed to maintain fairly normal levels of spending for much of 2001, the major problem was that capital spending by businesses slowed significantly. This took a huge bite out of profits for a number of companies, dragging down stock prices. Sectors such as technology and telecommunications, which had been in a correction phase since early 2000, were hardest hit in this environment.

In general, smaller stocks performed better than large-company issues, and stocks with a value orientation were better performers than growth stocks.


(2     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

BONDS ON MORE SOLID GROUND

With signs of a slowing economy and the Fed cutting interest rates, the environment proved generally favorable for bonds. Yields on short- to intermediate-term securities in particular moved lower, helping to produce positive results for bond investors. In fact, interest rates on the shorter end of the yield curve dropped dramatically, while long-term rates tended to stay relatively stable. Corporate bonds started the 12-month period rather slowly, as Treasury securities proved more attractive. In the first six months of 2001, corporate bonds offered better returns, but took a backseat again in the last three months of the fiscal year. Typically, portfolios structured to benefit from falling interest rates and focused on the middle of the yield curve enjoyed the best performance.

The municipal bond market was in a rally mode for most of the 12-month period. As with taxable bonds, yields on shorter- to intermediate-term tax-exempt bonds declined the most. In fact, the bulk of the price appreciation occurred in the closing months of 2000.



SEPTEMBER 11 CREATES A DIFFERENT MARKET

An already difficult investment environment was greatly exacerbated by the terrible atrocities that occurred on September 11. It created an entirely new level of uncertainty that was far different from what the markets had ever seen, and did away with any hopes for an immediate economic recovery.

The volatile nature of the past year in the market provides further evidence of the importance of owning a diversified portfolio. Markets can move quickly, and unforeseen events can rapidly change the direction of the investment world. More than ever, the First American family of funds offers you a wide selection of investment options to help you take full advantage of the opportunities available in today's market.


                                   FIRST AMERICAN FUNDS ANNUAL REPORT 2001    3)

SMALL CAP INDEX

INVESTMENT OBJECTIVE: RESULTS THAT CORRESPOND TO THE PERFORMANCE OF THE RUSSELL 2000 INDEX



Despite a difficult year, small cap stocks generally managed to perform better than the rest of the equity market. The First American Small Cap Index Fund declined 12.13% for the fiscal year ended September 30, 2001 (Class A shares declined 12.33% on net asset value). The Russell 2000 Index, which tracks a broad universe of small companies, declined 21.21%.

The fund came under new management in March 2001 as part of an internal reorganization due to the February 2001 merger of U.S Bancorp and Firstar Corporation. At that time, we began to implement new systems and procedures designed to minimize costs and other differences between the fund and its benchmark index.

Small company stocks are generally considered to have market capitalizations of less than $1 billion. Investments in small-cap funds are normally considered to be more volatile (but offering potential for higher returns) than investments in large-cap funds. During the fiscal year, however, small-stock index performance actually proved to be more stable than its larger-stock counterparts, despite the volatile market environment.

The small-cap patterns of positive or negative performance were very similar to results seen in other parts of the equity market. Technology stocks contributed disproportionately to the decline that was experienced in the index. On the positive side, health care stocks, as a whole, managed to generate a positive return. Unlike other years, and in contrast to trends among larger stocks, highly speculative trading did not seem to affect this tier of stocks as extensively.

Effective September 24, 2001, the fund will track the more commonly accepted small-cap index, the Russell 2000 Index, instead of tracking the S&P SmallCap 600 Index. The Russell 2000 Index offers broader diversification and is generally considered to be more representative of the full range of small stock investment opportunities. It is likely that the new index will provide investors with a more accurate barometer of small-cap stock returns.

--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                              SINCE INCEPTION(5)
                                            ------------------------------------
                                     1 YEAR   12/30/1998  12/11/2000  9/24/2001
--------------------------------------------------------------------------------
Class A NAV                         -12.33%        2.92%          --         --
--------------------------------------------------------------------------------
Class A POP                         -17.16%        0.84%          --         --
--------------------------------------------------------------------------------
Class B NAV                              --           --     -12.11%         --
--------------------------------------------------------------------------------
Class B POP                              --           --     -16.50%         --
--------------------------------------------------------------------------------
Class C NAV                              --           --          --      2.11%
--------------------------------------------------------------------------------
Class C POP                              --           --          --      0.05%
--------------------------------------------------------------------------------
Class S                             -12.39%        2.77%          --         --
--------------------------------------------------------------------------------
Class Y                             -12.13%        3.10%          --         --
--------------------------------------------------------------------------------
S&P SmallCap 600 Index(3)           -10.61%        3.84%     -11.72%         --
--------------------------------------------------------------------------------
Russell 2000 Index(4)               -21.21%       -0.17%     -15.36%         --
--------------------------------------------------------------------------------


(4     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

SMALL CAP INDEX


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

            FIRST AMERICAN  FIRST AMERICAN  FIRST AMERICAN
               SMALL CAP      SMALL CAP        SMALL CAP       S&P
              INDEX FUND,    INDEX FUND,      INDEX FUND,   SMALL CAP       RUSSELL
              CLASS A NAV    CLASS A POP        CLASS Y    600 INDEX(3)  2000 INDEX(4)
            --------------------------------------------------------------------------
CLASS A

12/1998        10,000           9,452                         10,000        10,000
11/1999        10,186           9,628                         10,387        10,893
10/2000        12,408          11,728                         12,489        12,068
 9/2001        10,825          10,232                         11,094         9,953

CLASS Y

12/1998                                         10,000        10,000        10,000
11/1999                                         10,201        10,387        10,893
10/2000                                         12,439        12,489        12,068
 9/2001                                         10,876        11,094         9,953

(1) Past performance does not guarantee future results. The principal value of an investment and an investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charge of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Small Cap Index Fund became the successor by merger to the Firstar Small Cap Index Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Small Cap Index Fund. The Firstar Small Cap Index Fund was organized on December 11, 2000, and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange, and Nasdaq.

(4) An unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 81% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Previously, the fund used the Standard & Poor's SmallCap 600 Index as a benchmark. On September 24, 2001, the fund changed its investment objective to provide investment results that correspond to the performance of the Russell 2000 Index. Therefore, going forward the fund will use the Russell 2000 Index as a comparison.

(5) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                   FIRST AMERICAN FUNDS ANNUAL REPORT 2001    5)

MID CAP INDEX


INVESTMENT OBJECTIVE: RESULTS THAT CORRESPOND TO THE PERFORMANCE OF THE STANDARD & POOR'S MIDCAP 400 COMPOSITE INDEX (S&P 400 INDEX)



Stocks weathered one of the most difficult periods in recent history during the fiscal year ended September 30, 2001. The First American Mid Cap Index Fund declined 20.26% for the period (Class A shares declined 20.51% on net asset value). The fund's benchmark, the S&P 400 Index declined 19.00% (index funds typically lag the performance of the indices that they seek to match since index fund returns do not reflect any expenses, transaction costs, or cash flow effects in their performance figures).

The fund came under new management in March 2001 as part of an internal reorganization due to the February 2001 merger of U.S. Bancorp and Firstar Corporation. At that time, we began to implement new systems and procedures designed to minimize costs and other differences between the fund and its benchmark index.

Technology stocks, which enjoyed a solid run in earlier years, had fared very well in the index prior to the past year, but lost significant ground over the 12-month period of this fiscal year. Although technology started the year as the largest sector in the index, it did not hold that position by year's end due to significant market losses. By contrast, health care stocks were one of the few bright spots, managing a positive return as a group. The next best-performing sector, consumer staple stocks (firms that are not typically dependent on a positive economy to enjoy good results) dropped marginally.

Energy and utility stocks all endured losses of nearly 40% as a whole, showing that growth-oriented sectors like technology and telecommunications were not alone in having a significantly detrimental impact on the performance of the index.

One of the best features of a broad index fund such as the Mid Cap Index Fund is that it reflects the consensus outlook of investors about the market. This fund is no exception; it offers individuals a way to tap the potential of the market's mid-capitalization segment.


--------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                SINCE INCEPTION(4)
                                             -----------------------------------
                                     1 YEAR    11/4/1999  11/27/2000  9/24/2001
--------------------------------------------------------------------------------
Class A NAV                         -20.51%        2.19%          --         --
--------------------------------------------------------------------------------
Class A POP                         -24.90%       -0.79%          --         --
--------------------------------------------------------------------------------
Class B NAV                         -21.05%        1.48%          --         --
--------------------------------------------------------------------------------
Class B POP                         -24.64%       -0.46%          --         --
--------------------------------------------------------------------------------
Class C NAV                              --           --          --      3.42%
--------------------------------------------------------------------------------
Class C POP                              --           --          --      1.41%
--------------------------------------------------------------------------------
Class S                                  --           --     -14.77%         --
--------------------------------------------------------------------------------
Class Y                             -20.26%        2.42%          --         --
--------------------------------------------------------------------------------
S&P 400 Index(3)                    -19.00%        2.63%      -9.31%         --
--------------------------------------------------------------------------------


(6     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

MID CAP INDEX


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

              FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN
                 MID CAP           MID CAP            MID CAP
               INDEX FUND,       INDEX FUND,        INDEX FUND,        S&P
               CLASS A NAV       CLASS A POP          CLASS Y      400 INDEX(3)
              -----------------------------------------------------------------

CLASS A

11/1999           10,000            9,452                             10,000
 9/2000           12,648           11,955                             12,508
 9/2001           10,422            9,850                             10,487

CLASS Y

11/1999                                               10,000          10,000
 9/2000                                               12,662          12,508
 9/2001                                               10,467          10,487


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment. Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to more abrupt or erratic price fluctuations than large-capitalization companies.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

     On September 24, 2001, the Mid Cap Index Fund became the successor by merger to the Firstar MidCap Index Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar MidCap Index Fund.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3) An unmanaged, capitalization-weighted index that represents the aggregate market value of the common equity of 400 companies chosen by Standard & Poor's with a median capitalization of approximately $700 million to measure the performance of the mid-range sector of the U.S. stock market.

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class C and Class S represents cumulative total return as the classes have been in operation less one year.


                                  FIRST AMERICAN FUNDS ANNUAL REPORT 2001     7)

EQUITY INDEX

INVESTMENT OBJECTIVE: RESULTS THAT CORRESPOND TO THE PERFORMANCE OF THE STANDARD & POOR'S 500 COMPOSITE INDEX (S&P 500 INDEX)



Stocks have struggled through a difficult period, as corporate profits declined in light of a weakening economy. The First American Equity Index Fund posted a decline of 26.78% for the fiscal year ended September 30, 2001 (Class A shares declined 26.95% on net asset value). The S&P 500 Index declined 26.62% (index funds typically lag the performance of the indices that they seek to match because, unlike mutual funds, index fund returns do not reflect any expenses, transaction costs, or cash flow effects in their performance figures). It should be noted that new systems and procedures were put in place during the year to minimize costs and other differences between the fund and its benchmark index.

The S&P 500 Index represents a broad group of blue-chip stocks from across the U.S. equity market. It provides a solid measure of how investors view the value of the markets. A lot has changed in the makeup of the index in recent months. At the peak of the craze for technology stocks in March 2000, the technology sector made up more than one-third of the total value of the index. By the end of the fiscal year, after a dramatic fall from favor, technology stocks represented 16% of the S&P 500, which clearly was the biggest factor affecting the fund's performance.

As assumptions of slower growth brought technology stocks down, relative valuations grew for stocks of financial companies such as banks, insurers, and brokers, which saw their position in the index grow from 15% to 20%. The value of health care companies in the S&P 500 doubled to 16% during the same period. Utilities and energy stocks also performed better and played a more important, though smaller role. On the other hand, basic materials and consumer services stocks languished in the difficult economic environment.

The coming year is likely to see more realignment in the performance of various sectors of the equity markets. The biggest issue is how quickly the U.S. economy will recover from its extended slowdown, particularly in light of the events of September 11. Efforts by the Federal Reserve and U.S. government to add stimulus to the economy leaves investors optimistic that this recovery will occur soon. If that occurs, it is likely to be beneficial for stocks in the months ahead.

---------------------------------------------------------------------------------------------------------
ANNUALIZED PERFORMANCE(1)
---------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2001                                          SINCE INCEPTION(4)
                                              -----------------------------------------------------------
                             1 YEAR   5 YEARS   12/14/1992   2/4/1994   8/15/1994   2/1/1999   9/24/2001
---------------------------------------------------------------------------------------------------------
Class A NAV                 -26.95%     9.55%       12.03%         --          --         --          --
---------------------------------------------------------------------------------------------------------
Class A POP                 -30.98%     8.32%       11.31%         --          --         --          --
---------------------------------------------------------------------------------------------------------
Class B NAV                 -27.49%     8.73%           --         --      12.55%         --          --
---------------------------------------------------------------------------------------------------------
Class B POP                 -31.00%     8.44%           --         --      12.55%         --          --
---------------------------------------------------------------------------------------------------------
Class C NAV                 -27.51%        --           --         --          --     -7.48%          --
---------------------------------------------------------------------------------------------------------
Class C POP                 -28.92%        --           --         --          --     -7.83%          --
---------------------------------------------------------------------------------------------------------
Class S                          --        --           --         --          --         --       3.72%
---------------------------------------------------------------------------------------------------------
Class Y                     -26.78%     9.83%           --     12.61%          --         --          --
---------------------------------------------------------------------------------------------------------
S&P 500 Index(3)            -26.62%    10.22%       12.67%     13.24%      13.65%     -5.33%          --
---------------------------------------------------------------------------------------------------------


(8     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

EQUITY INDEX


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2001

[PLOT POINTS CHART]

                FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
                    EQUITY           EQUITY           EQUITY
                  INDEX FUND,      INDEX FUND,      INDEX FUND,       S&P
                  CLASS A NAV      CLASS A POP        CLASS Y     500 INDEX(3)
                --------------------------------------------------------------

CLASS A

12/1992            10,000             9,452                          10,000
 9/1993            10,795            10,203                          10,759
 9/1994            11,151            10,540                          11,155
 9/1995            14,374            13,586                          14,474
 9/1996            17,213            16,269                          17,416
 9/1997            24,067            22,691                          24,461
 9/1998            26,048            24,620                          26,672
 9/1999            33,160            31,342                          34,083
 9/2000            37,174            35,136                          38,611
 9/2001            27,155            25,667                          28,332

CLASS Y

 2/1994                                                10,000       10,000
 9/1994                                                10,018       10,074
 9/1995                                                12,940       13,070
 9/1996                                                15,525       15,728
 9/1997                                                21,712       22,089
 9/1998                                                23,626       24,086
 9/1999                                                30,149       30,779
 9/2000                                                33,882       34,867
 9/2001                                                24,810       25,585


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and is not available for investment.

     Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

     Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A, 1% for Class C, and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B, Class C, and Class S shares is not presented. Performance for Class B and Class C is lower due to higher expenses. Performance for Class S is substantially similar to Class A due to similar expenses.

(3)  An unmanaged index of large-capitalization stocks.

(4) The performance since inception for the index is calculated from the month end following the inception of the class. Performance for Class S represents cumulative total return as the class has been in operation less than one year.


                                   FIRST AMERICAN FUNDS ANNUAL REPORT 2001    9)

                 (This page has been left blank intentionally.)

REPORT OF INDEPENDENT AUDITORS



To the Shareholders and Board of Directors
First American Investment Funds, Inc.

We have audited the accompanying statements of net assets of the Small Cap Index, Mid Cap Index and the Equity Index Funds (certain funds constituting First American Investment Funds, Inc.) (the "Funds") as of September 30, 2001, and the related statements of operations and the statements of changes in net assets and financial highlights for each of the periods indicated herein, except as noted below. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of the Equity Index Fund for the periods presented through September 30, 1998, were audited by other auditors whose reports dated November 13, 1998, and September 12, 1997, expressed unqualified opinions on those financial highlights. The statements of operations and changes in net assets and financial highlights of the Small Cap Index and Mid Cap Index Funds for the periods presented through October 31, 2000, were audited by other auditors whose reports dated December 29, 2000 and January 21, 2000, expressed unqualified opinions on these financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above, present fairly, in all material respects, the financial position of each of the funds constituting First American Investment Funds, Inc. at September 30, 2001, and the results of their operations the changes in their net assets and their financial highlights for each, in conformity with accounting principles generally accepted in the United States.


                                                /s/ Ernst & Young LLP


Minneapolis, Minnesota
November 16, 2001


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     11)

STATEMENTS OF NET ASSETS September 30, 2001

SMALL CAP INDEX FUND

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
COMMON STOCKS - 95.2%
CONSUMER DISCRETIONARY - 14.9%
1-800 Flowers*                                        900           $   11
4Kids Entertainment*                                1,000               20
99 Cents Only Store*                                1,200               39
Aaron Rents                                         1,242               19
Ackerley Communications*                            1,400               15
Action Performance*                                 1,641               30
ACTV*                                               5,600               11
Advanced Marketing Services                         1,200               18
ADVO*                                               1,600               54
AFC Enterprises*                                      900               18
Aksys                                               2,100               11
Alliance Gaming*                                    2,100               30
AMC Entertainment*                                  2,000               21
American Axle & Manufacturing*                      1,600               20
American Greetings                                  5,900               78
Ameristar Casinos*                                    300                4
Anchor Gaming*                                      1,277               53
AnnTaylor Stores*                                   1,529               34
APAC Customer Service*                              3,300                6
Applebee's International                            3,210               95
Applica*                                            2,100               18
Arctic Cat                                          1,555               21
Argosy Gaming*                                      2,300               60
ArvinMeritor                                        7,500              107
Aztar*                                              4,213               55
Bally Total Fitness Holding*                        2,869               58
Bandag                                              1,100               30
Bassett Furniture                                   1,000               14
Beasley Broadcast Group*                              600                6
Beazer Homes USA*                                   1,000               49
Bebe Stores*                                          600                9
Blyth                                               3,100               62
Bob Evans Farms                                     4,000               72
Boca Resorts, Cl A*                                 3,300               33
Borg Warner                                         1,959               79
Boyd Gaming*                                        4,000               18
Boyds Collection Limited*                           5,000               41
Brightpoint*                                        5,129               16
Brown Shoe Company                                  1,907               22
Buca*                                               1,200               13
Building Materials Holding*                         1,400               20
Burlington Coat Factory                             1,818               26
Bush Industries                                       800                7
California Pizza Kitchen*                           1,600               25
Career Education*                                   2,100              116
Cato, Cl A                                          1,309               20
CBRL Group                                          4,900              108
CEC Entertainment*                                  2,648               90
Champion Enterprise*                                6,350               44
Championship Auto Racing*                           1,100               15
Charlotte Russe Holding*                            2,900               38
Charming Shoppes*                                  10,800               53
Cheap Tickets*                                        869               14
Cheesecake Factory*                                 4,101               98
Chico's FAS*                                        1,697               40
The Children's Palace*                              1,300               23
Christopher & Banks*                                  735               22
Churchill Downs                                       300                8
Circuit City Stores*                                3,300               37
Claire's Stores                                     4,800               61

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Coachmen Industries                                 1,762           $   16
Coldwater Creek                                       500                9
Kenneth Cole Productions*                             800               10
Cole National*                                      1,000               13
Collins & Aikman*                                  10,800               66
Concord Camera*                                     2,875               13
Cooper Tire & Rubber                                6,600               94
Copart*                                             3,094               87
Corinthian Colleges*                                  970               33
Cost Plus*                                          2,638               48
Crestline Capital*                                  1,200               34
Crossmann Communities                                 900               24
Crown Media Holdings*                               2,200               23
CSK Auto*                                           2,900               18
CSS Industries*                                       300                8
Cumulus Media*                                      3,900               27
Debs Shops                                            400                8
dELiA*s*                                            3,200               17
Digital Generation Systems*                         3,700                5
Dillard's, Cl A                                     7,200               95
Direct Focus*                                       3,900               78
Discount Auto Parts*                                  753               10
Dovers Downs Entertainment                          1,500               19
Dress Barn*                                         1,329               30
Dura Automotive Systems*                            2,300               17
Electronics Boutique Holdings*                      1,100               30
Exide Technologies                                  3,200               12
Factory 2-U Stores*                                 1,073               15
Fedders                                             7,638               30
Federal Signal                                      4,400               78
Fisher Communications                                 174                9
Fleetwood Enterprises                               3,900               44
Foamex International*                               1,800               11
Footstar*                                           1,902               66
Fossil*                                             1,500               24
Fred's                                              1,000               26
Friedman's                                          1,700               12
Furniture Brands International*                     5,700              111
Garan                                                 300               10
Gaylord Entertainment*                              2,400               48
Genesco*                                            2,391               39
Gentek                                                500                2
Getty Images*                                       4,400               49
Gray Communications System                            800               12
Grey Global Group                                     100               55
Group 1 Automotive*                                 1,579               42
GTECH Holdings*                                     2,400               83
Guess?*                                               800                5
Guitar Center*                                      1,900               22
Gymboree*                                           3,422               22
Haggar                                              1,297               15
Hancock Fabrics                                     1,380               11
Handleman*                                          2,500               35
Harman International                                3,012              101
Haverty Furniture                                   1,900               19
Hayes Lemmerz International*                        3,600                4
Hibbett Sporting Goods*                               400                9
Hollywood Casino, Cl A*                               900                6
Hollywood Entertainment*                            4,300               51
Hot Topic*                                          1,441               36
Hovnanian Enterprises*                              1,500               17
Hughes Supply                                       2,688               60
IHOP*                                               1,700               45

The accompanying notes are an integral part of the financial statements.


(12     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
IMPCO Technologies                                    400           $    5
Information Holdings*                               1,900               37
Insight Enterprises*                                4,151               59
Interactive Data                                    3,100               41
Interface                                           5,400               23
InterTAN*                                           3,400               27
Isle of Capri Casinos*                              1,900               13
J. Jill Group*                                      1,300               16
Jack In the Box*                                    3,655              102
JAKKS Pacific*                                      1,900               26
Journal Register*                                   2,300               38
K2*                                                 3,200               19
KB HOME                                             3,600              102
Kellwood                                            2,135               39
Key3Media Group*                                    4,600               18
Kimball International                               3,400               45
K-Swiss, Cl A                                         672               16
Lancaster Colony                                    2,800               78
Landry's Restaurants                                1,740               26
Lands' End*                                         1,200               35
La-Z-Boy                                            4,493               71
Lee Enterprises                                     3,800              120
Libbey                                              1,531               49
Liberty                                             1,400               56
Liberty Digital*                                    2,000                8
Liberty Livewire, Cl A*                               900                6
Linens 'N Things*                                   4,187               78
Lithia Motors*                                        600                8
LodgeNet Entertainment*                             1,700               19
Lone Star Steakhouse & Saloon                       1,740               19
Luby's                                              2,150               15
Lufkin Industries                                     600               14
M/I Schottenstein Homes                               600               20
Magna Entertainment*                                2,700               17
Marcus                                              1,732               21
Martha Stewart Living*                              1,000               15
Matthews International                              2,600               57
Mayor's Jeweler                                     4,665                9
MDC Holdings                                        1,676               46
Media General, Cl A                                 1,100               48
Men's Wearhouse*                                    3,500               63
Meritage*                                             400               15
Mestek*                                               200                5
Metromedia International Group*                    10,200               12
Michaels Stores*                                    3,170              116
MicroAge*                                           3,579               --
Midas                                               1,600               16
Midway Games*                                       2,905               35
Movado Group                                        1,000               15
Modine Manufacturing                                3,100               76
Monaco Coach*                                       5,006               71
Movie Gallery*                                        500               10
MTR Gaming Group*                                   2,100               19
National Presto Industries                            455               12
Nautica Enterprises*                                2,610               31
Newmark Homes                                         300                3
NVR*                                                  669               94
O'Charley's*                                        1,670               29
OfficeMax*                                         14,900               46
Oneida                                              1,500               21
O'Reilly Automotive*                                3,658              105
OshKosh B' Gosh                                       970               25
Oxford Industries                                     600               13
P.F. Chang's China Bistro*                          1,000               36

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Pacific Sunwear of California*                      3,089           $   42
Palm Harbor Homes*                                  1,900               36
Panera Bread Company, Cl A*                         1,003               35
Papa John's International*                          1,200               31
ParkerVision*                                           8               --
Paxson Communications*                              3,100               22
PC Connection*                                        800                6
Pegasus Communications*                             6,500               46
Penn National Gaming*                                 900               15
Penton Media                                        4,609               16
The Pep Boys- Manny, Moe & Jack                     5,100               56
PETsMART*                                          10,000               70
Phillips Van Heusen                                 3,002               30
Pier 1 Imports                                     11,489               95
Pinnacle Entertainment*                             2,084               12
Playboy Enterprises*                                1,200               15
Polaris Industries                                  2,421               93
Polaroid                                            5,100                3
Pomeroy Computer*                                   1,000               12
Priceline.com*                                     19,700               75
PriceSmart*                                           400               14
Prime Hospitality*                                  5,050               44
Private Media Group*                                1,500               12
Pulitzer                                              700               31
Quaker Fabric*                                      1,200                9
Quicksilver*                                        3,387               42
R.H. Donnelley*                                     2,800               73
RARE Hospitality International*                     2,223               35
Recoton*                                            1,100               14
Regent Communications*                              1,900               11
Regis                                               3,244               68
Rent-A-Center*                                        700               16
Rent-Way*                                           2,500               13
Ruby Tuesday                                        6,076               95
Russ Berrie and Company                               826               22
Russell                                             2,100               29
Ryan's Family Steakhouse*                           2,945               50
Ryland Group                                        1,382               66
Saga Communications*                                  800               14
Salem Communications*                                 800               16
Salton*                                               800                7
Sauer-Danfoss                                         900                7
Scholastic*                                         2,300              100
School Specialty*                                   1,500               46
Scientific Games*                                   1,700                7
SCP Pool*                                           3,773               81
Shopko*                                             2,566               21
Shuffle Master*                                     2,300               29
Shuler Homes*                                       2,900               35
Sinclair Broadcast Group, Cl A*                     2,400               19
Sirius Satellite Radio*                             7,400               27
SITEL*                                              7,900                7
Skechers USA*                                       1,900               22
Skyline                                               662               18
Sonic Automotive*                                   3,000               41
Sonic*                                              1,910               58
Spanish Broadcasting*                               4,700               33
Speedway Motorsports*                               1,400               28
Spiegel                                             2,100               15
Sports Resorts International*                       1,500               11
Stamps.com*                                         3,200                8
Standard Motor Products                               589                7
Standard Pacific                                    2,750               54
Stanley Furniture*                                    500               12


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     13)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Station Casinos*                                    5,300          $    45
Stein Mart*                                         2,213               18
Steinway Musical Instruments*                         600                9
Steven Madden Limited*                              1,200               12
Stoneridge*                                         1,100                8
Stride Rite                                         4,570               29
Sturm Ruger & Company                               1,500               16
Superior Industries                                 1,900               63
TBC*                                                1,901               19
The Buckle*                                           700               11
The Finish Line*                                    1,500               16
The Steak n Shake*                                  1,736               17
The Topps*                                          3,900               37
Thor Industries                                       722               20
Ti Vo*                                              2,200                7
Toll Brothers*                                      2,511               75
Too*                                                2,959               62
Toro Company                                        1,069               45
Tower Automotive*                                   5,251               38
Trans World Entertainment*                          2,300               18
Triarc Companies*                                   1,095               25
Tropical Sportswear International*                    400                7
Tuesday Morning*                                    1,100               10
Tupperware                                          5,100              102
Tweeter Home Entertainment*                         2,500               34
Ultimate Electronics*                               1,000               17
Unifi*                                              5,700               47
Uniroyal Technology Company*                        1,565                5
United Auto Group*                                    800               13
UnitedGlobalCom*                                   14,400               33
Universal Electronics*                              1,200               18
Urban Outfitters*                                     800                9
Vail Resorts*                                       1,000               14
Value City Department Stores*                       2,100                7
Value Line                                            100                4
ValueVision International*                          2,800               36
Vans*                                               2,100               24
Wabtec                                              2,400               26
Wellman                                             3,042               35
WESCO International*                                2,200               11
WestPoint Stevens                                   2,200                4
The Wet Seal, Cl A*                                 1,235               23
Wiley & Sons                                        3,700               77
Wilsons The Leather Experts*                        1,600               14
Winnebago Industries                                1,570               34
WMS Industries*                                     2,100               37
Wolverine World Wide                                4,300               58
World Wrestling*                                      900               12
Wyndham International*                             40,000               26
XM Satellite Radio Holdings*                        1,700                9
Yankee Candle*                                      1,400               24
Young Broadcasting*                                 1,800               26
Zale*                                               3,561               94
                                                                  --------
                                                                    10,189
                                                                  --------
CONSUMER STAPLES - 4.0%
7-Eleven*                                           2,600               25
Alico                                                 300                8
American Italian Pasta*                             1,624               70
Arden Group*                                          100                4
Aurora Foods*                                       2,100                8
Boston Beer Company*                                  900               11
BriteSmile                                          2,200               13

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Carter-Wallace                                      1,600           $   33
Casey's General Stores                              3,555               42
Church and Dwight                                   3,000               78
Coca-Cola Bottling                                    131                5
Corn Products International                         3,207               92
Dean Foods                                          2,900              134
Del Monte Foods*                                    2,400               19
Delta and Pine Land Company                         3,224               55
Dial                                                9,300              154
DIMON                                               4,260               24
Dole Food                                           4,100               88
Dreyer Grand Ice Cream                              1,800               52
Duane Reade*                                        1,000               30
Elizabeth Arden*                                    1,000               13
Farmer Brothers                                       100               22
Fleming Companies                                   3,899              115
Flowers Foods*                                      1,700               62
The Great Atlantic & Pacific Tea                    2,200               31
Green Mountain Coffee*                                400                9
Hain Celestial Group*                               2,338               43
Herbalife International                             1,400               14
Ingles Markets                                        900               11
International Multifoods                            1,300               25
Interstate Bakeries                                 2,300               59
J & J Snack Foods*                                    581               11
Lance                                               2,400               32
Longs Drug Stores                                   2,600               71
Maui Land & Pineapple*                                200                4
Nash-Finch                                            956               33
Natures Sunshine Product                            1,388               16
NBTY*                                               5,627               74
Nu Skin Enterprises                                 3,300               26
Pathmark Stores*                                    2,700               64
Performance Food Group*                             4,100              117
Pilgrims Pride                                      1,500               21
Playtex Products*                                   2,300               23
Purina Mills*                                         600               13
Ralcorp Holdings*                                   2,553               50
Revlon*                                             1,000                5
Riviana Foods                                         500                9
Robert Mondavi*                                       800               28
Ruddick                                             2,900               44
Sanderson Farms                                       400                6
Schweitzer-Mauduit International                    1,413               34
Sensient Technologies                               4,600               86
Smart & Final*                                      1,000               10
Smithfield Foods*                                   8,721              184
Smucker (JM)                                        1,700               44
Spartan Stores*                                     1,400               17
Standard Commercial                                 1,000               16
Star Scientific*                                    1,052                3
Suiza Foods*                                        1,900              120
Tejon Ranch*                                          700               16
United Natural Foods*                                 718               13
Universal                                           2,600               90
Vector Group Limited                                1,500               64
WD-40                                               1,358               28
Wild Oats*                                          1,500               12
                                                                  --------
                                                                     2,733
                                                                  --------
ENERGY - 3.3%
3DO Company                                         5,500               11
3Tec*                                               1,200               17

The accompanying notes are an integral part of the financial statements.

(14     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
ATP Oil & Gas*                                        600           $    4
Atwood Oceanics*                                      449               12
Berry Petroleum                                     1,400               22
Cabot Oil & Gas                                     2,579               51
Cal Dive International*                             2,770               46
Callon Petroleum*                                     700                5
Carbo Ceramics                                        500               14
Chesapeake Energy*                                 13,500               76
Chiles Offshore*                                      275                5
Clayton Williams*                                     500                5
Comstock Resources*                                 2,100               12
Denbury Resources*                                  1,500               12
Dril-Quip*                                            482                7
EEX*                                                3,800                5
Encore Acquisition*                                   700               10
Energy Partners Limited*                            2,100               15
Evergreen Resources*                                1,400               47
Frontier Oil                                        2,300               39
Grey Wolf*                                         12,800               23
Gulf Island Fabrication*                            1,000                9
GulfMark Offshore*                                    400               10
Headwaters*                                         2,300               25
Holly                                                 900               16
Horizon Offshore*                                   1,600               10
The Houston Exploration*                              900               22
Hydril*                                             1,400               20
Input/Output*                                       4,202               34
KCS Energy*                                         3,000               11
Key Energy Group*                                  10,000               64
Key Production*                                     2,065               24
Lone Star Technologies*                             3,448               43
Magnum Hunter Resources*                            2,300               22
Maverick Tube*                                      3,400               31
McMoran Exploration*                                1,500                8
Meridian Resource*                                  4,600               15
NATCO Group*                                          800                6
Newpark Resources*                                  6,200               42
NS Group*                                           1,800               12
Nuevo Energy*                                       1,300               18
Oceaneering International*                          2,137               35
Offshore Logistics*                                 1,543               30
Oil States International*                           1,000                7
Osca*                                                 600                9
Parker Drilling*                                   12,700               39
Patina Oil & Gas                                    1,588               37
Penn Virginia                                         800               22
Pennzoil-Quaker State                               7,500               84
PetroQuest Energy*                                  2,400               12
Plains Resources                                    2,096               54
Pride International*                                6,247               65
Prima Energy*                                         860               19
Prize Energy*                                         400                7
Pure Resources*                                     1,200               19
Quicksilver Resources*                                700                9
Range Resources*                                    4,600               22
Remington Oil & Gas*                                1,437               19
Resource America                                    1,500               13
RPC                                                   800               10
SEACOR SMIT*                                        1,632               58
Seitel*                                             1,752               18
Spinnaker Exploration*                              1,600               57
St. Mary Land & Exploration                         2,444               39
Stone Energy*                                       1,912               62
Superior Energy Services*                           3,800               22

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Swift Energy*                                       1,900           $   39
Swift Transportation                                6,100              108
Syntroleum*                                         1,700                8
Tesoro Petroleum*                                   3,500               42
Tetra Technologies*                                 1,227               21
Tom Brown*                                          2,942               61
TransMontaigne*                                     1,400                7
Trico Marine Services*                              3,000               18
Unit*                                               3,200               28
Universal Compression Holdings*                     1,000               23
Veritas DGC*                                        2,810               31
Vintage Petroleum                                   3,966               63
Western Gas Resources                               1,800               47
Westport Resources*                                 3,200               47
WH Energy Services*                                 2,088               29
                                                                  --------
                                                                     2,220
                                                                  --------
FINANCIALS - 20.4%
1st Source                                          1,300               28
Acadia Realty Trust                                 1,700               11
Actrade Financial Technologies*                       700               13
Advanta, Cl A                                       2,600               24
Affiliated Managers Group*                          2,090              119
Alabama National                                      900               30
Alexander's*                                          100                6
Alexander's Real Estate Equities                    1,200               47
Alfa                                                3,600               80
AMCORE Financial                                    2,100               48
American Capital Strategies                         2,600               71
American Financial Holdings                         2,420               59
American Physicians Capital*                        1,100               23
AmerUs Group                                        3,400              120
Amli Residential Properties Trust                   1,100               26
Anchor Bancorp                                      1,792               30
Andover Bancorp                                       500               25
Annaly Mortgage Management                          3,600               52
Anthracite Mortgage Capital                         2,900               30
Area Bancshares                                     1,300               22
Argonaunt Group                                     2,100               34
Arrow Financial                                       500               14
Avatar Holdings*                                      500               12
Baldwin & Lyons                                       600               12
BancFirst                                             400               14
BancFirst Ohio                                        700               15
BancorpSouth                                        7,700              119
Bank Mutual                                           900               14
Bank of Granite                                     1,000               22
BankAtlantic Bancorp                                1,900               19
BankUnited Financial*                               1,500               22
Banner                                              1,300               25
Bay View Capital*                                   5,700               40
Bedford Property                                    1,300               26
W.R. Berkley                                        1,500               72
BKF Capital Group*                                    600               16
BOK Financial                                       1,000               30
Boston Private Financial Holdings                   1,200               23
Boykin Lodging                                      2,100               17
Brandywine Realty Trust                             2,400               51
BRE Properties, Cl A                                4,200              126
Brookline Bancorp                                   1,000               15
Brown & Brown                                       1,700               89
BSB Bancorp                                           700               16
Cabot Industrial                                    3,400               70
Cadiz*                                              3,200               27


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     15)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Camden Property Trust                               3,000           $  111
Capital Automotive REIT                             1,500               26
Capital City Bank Group                               600               14
Capitol Federal Financial                           2,400               46
Capitol Transamerica                                  800               13
Capstead Mortgage                                     800               21
Cash America International                          1,891               17
Cathay Bancorp                                        700               38
CBL & Associates Properties                         2,000               54
CCBT Financial                                        800               20
Centennial Bancorp                                  1,800               14
CenterPoint Properties                              1,700               81
Central Coast Bancorp                                 500               11
CFS Bancorp                                         1,300               19
Charter Mutual                                      2,500               40
Chateau Properties                                  1,700               50
Chelsea Property Group                              1,300               59
Chemical Financial                                  1,800               49
Chittenden                                          4,325              110
Citizens                                            1,700               17
Citizens Banking                                    4,000              128
City Bank                                             900               22
City Holdings                                       1,600               16
Clark Bardes Holdings*                                900               19
CNA Surety                                          1,089               15
Coastal Bancorp                                       400               14
CoBiz                                                 600                8
Colonial BancGroup                                 10,200              131
Colonial Properties Trust                           1,300               38
Columbia Banking System                             1,100               15
Commerce Bancorp                                        1               --
Commerce Group                                      2,200               84
Commercial Federal                                  4,536              110
Commercial Net Lease Realty                         2,800               37
Commonwealth Bancorp                                  800               16
Community Bank System                                 900               25
Community Banks                                       600               15
Community First Bankshares                          3,253               78
Community Trust Bancorp                               800               19
CompuCredit*                                        1,500               11
Connecticut Bancshares                              1,000               22
Cornerstone Realty Income Trust                     3,900               42
Corrections Corporation of America                  2,300               30
Corus Bankshares                                      900               40
Cousins Properties                                  3,100               77
CPB                                                   700               22
Crawford & Company                                  3,100               39
Credit Acceptance*                                  1,300               11
Crown American Realty                               2,100               15
CVB Financial                                       1,700               36
Delphi Financial Group                              1,268               43
Developers Diversified                              4,700               84
Dime Community Bancshares                           1,300               33
Doral Financial                                     3,100              120
Downey Financial                                    1,828               81
DVI*                                                1,100               19
East West Bancorp                                   2,000               47
EastGroup Properties                                1,400               31
eFunds*                                             4,500               75
Entertainment Properties Trust                      1,300               22
Equity Inns                                         4,500               32
Essex Property Trust                                1,300               64

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
F&M Bancorp                                         1,100           $   29
Farmers Capital Bank                                  600               22
FBL Financial Group, Cl A                           1,100               18
Federal Agricultural Mortgage*                        800               27
Federal Realty Investment                           3,200               70
Felcor Lodging Trust                                4,000               54
Fidelity Bankshares                                 1,300               17
Financial Federal*                                    950               23
Financial Institutions                                800               19
The FINOVA Group                                   16,200               18
First American                                      5,500              111
First Bancorp North Carolina                          600               14
First Bank- Puerto Rico                             1,984               51
First Busey                                           700               14
First Charter                                       2,800               46
First Citizens Bancshares                             600               50
First Commonwealth Financial                        5,600               70
First Community Bancshares                            700               22
First Essex Bancorp                                   600               16
First Federal Capital                               1,300               19
First Federal Financial Group*                      1,698               44
First Financial Bancorp                             3,100               48
First Financial Holdings                            1,200               28
First Financial                                       600               24
First Financial Bankshares                          1,000               29
First Indiana                                         900               19
First Industrial Realty                             3,500              105
First Merchants                                       900               21
First Midwest Bancorp                               3,644              123
First Niagara Financial Group                         900               14
First Place Financial Ohio                          1,300               19
First Republic Bank*                                1,040               24
First Sentinel Bancorp                              2,300               27
Flagstar Bancorp                                      600               14
Flushing Financial                                  1,000               16
F.N.B.                                              2,300               60
Forest City Enterprises, Cl A                       1,400               67
Fremont General                                     5,654               31
Friedman Billings Ramsey Group*                     2,300               12
Frontier Financial                                  1,400               39
Gabelli Asset Management*                             600               22
Gables Residential Trust                            2,100               64
GBC Bancorp of California                             700               22
German American                                       900               15
Getty Realty                                          900               16
Glacier Bancorp                                     1,200               23
Glenborough Realty                                  1,900               35
Glimcher Realty Trust                               2,400               39
Gold Banc                                           2,500               19
Great American Financial Resources                    500                9
Great Lakes REIT                                    1,100               18
Great Southern Bancorp                                500               13
Greater Bay Bancorp                                 4,200               98
Hancock Holding                                       700               28
Harbor Florida Bancshares                           1,800               32
Harleysville Group                                  2,800               67
Harleysville National                               1,600               34
HealthCare REIT                                     2,700               68
Healthcare Realty Trust                             3,400               87
Highwoods Properties                                4,600              114
Hilb, Rogal & Hamilton                              1,122               51
Home Properties of New York                         1,500               47
Horace Mann Educators                               4,200               74

The accompanying notes are an integral part of the financial statements.


(16     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
HRPT Properties Trust                              11,600           $   94
Hudson River                                        1,400               28
Hudson United Bancorp                               4,080              113
IBERIABANK                                            500               14
Independence Community Bank                         5,500              120
Independent Bank                                    1,100               18
Independent Bank                                    1,100               29
IndyMac Bancorp*                                    5,800              157
Innkeepers USA Trust                                2,700               24
Insignia Financial Group*                           1,700               18
Integra Bank                                        1,600               37
International Bancshares                            1,400               54
Investors Real Estate Trust                         1,800               17
IRT Property                                        2,700               29
JDN Realty                                          3,000               32
Jefferies Group                                     2,187               72
Jones Lang LaSalle*                                 2,700               37
JP Realty                                           1,000               22
Kansas City Life Insurance                            600               21
Keystone Property Trust                               700                9
Kilroy Realty                                       2,300               57
Koger Equity                                        2,300               40
Kramont Realty Trust                                1,800               22
La Quinta Properties*                              13,000               57
Lakeland Bancorp                                    1,000               14
LandAmerica Financial Group                         1,521               51
LaSalle Hotel Properties                            2,100               19
Lexington Corporate Properties Trust                1,400               20
LNR Property                                        2,200               66
Local Financial*                                    1,800               24
The Macerich Company                                2,900               64
MAF Bancorp                                         1,784               51
Main Street Banks                                     800               14
Manufactured Home Communities                       1,100               33
MB Financial*                                         500               13
Medallion Financial                                 1,300               11
Medford Bancorp                                       500               10
MeriStar Hospitality                                7,200               76
MicroFinancial                                        600                8
Mid-America Apartment Communities                   1,200               31
Mid-Atlantic Realty Trust                           1,100               15
MidAmerica Bancorp                                    800               20
Midland                                               300               12
Mid-State Bancshares                                2,000               34
Midwest Banc Holdings                                 500               11
Mills                                               1,900               41
Mission West Properties                             1,400               17
Mississippi Valley Bancshares                         500               19
NBT Bancorp                                         2,200               32
National Golf Properties                              900               14
Nationwide Health Properties                        3,900               77
National Health Investors*                          2,000               27
National Penn Bancshares                            1,400               33
National Western Life Insurance, Cl A                 200               20
NBC Capital                                           400               13
Net.B@nk*                                           2,400               20
New Century Financial*                                800                8
New York Community Bancorp                         13,212              307
NextCard                                            4,300               27
Northeast Bancorp                                   1,000               10
NYMAGIC                                               300                5
OceanFirst Financial                                  700               18
Ocwen Financial*                                    4,300               31
Ohio Casualty                                       5,700               74

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Old Second Bancorp                                    500           $   17
Omega Financial                                       700               22
Oriental Financial Group                            1,000               20
Pacific Capital Bancorp                             2,200               64
Pacific Northwest Bancorp                           1,200               24
Pan Pacific Retail Properties                       2,000               53
Park National                                       1,000               97
Parkway Properties                                    700               23
Pennsylvania REIT                                   1,200               25
PennFed Financial Services                            500               11
Peoples Holding Company                               500               17
PFF Bancorp                                           900               25
Philadelphia Consolidated Holding*                    860               30
PICO Holdings*                                      1,100               12
PMA Capital                                         1,400               25
Port Financial                                        600               14
Post Properties                                     3,300              122
Prentiss Properties Trust                           2,700               74
Presidential Life                                   1,900               34
Prime Group Realty Trust                              600                7
ProAssurance                                        2,200               33
Promistar Financial                                 1,300               30
Prosperity Bancshares                                 500               13
Provident Bankshares                                  200                4
Provident Bankshare                                 2,121               44
PSB Business Parks                                  1,000               28
Quaker City Bancorp*                                  300                9
R&G Financial                                         900               15
Raymond James Financial                             3,304               90
Realty Income                                       2,600               75
Reckson Associates Realty                           2,900               70
Redwood Trust                                         500               12
Regency Centers                                     2,100               54
Republic Bancorp                                    3,900               56
Republic Bancorp, Cl A                                700                9
Republic Bancshares*                                  400                7
ResortQuest International*                          2,600                8
RFS Hotel Investors                                 3,000               31
Riggs National                                      1,200               19
RLI                                                   600               25
Royal Bancshares of Pennsylvania, Cl A                300                5
S&T Bancorp                                         2,200               51
S.Y. Bancorp                                          500               16
Sandy Spring Bancorp                                  700               28
Santander BanCorp                                     600               12
Saul Centers                                          900               17
SCPIE Holdings                                        900               14
Seacoast Banking                                      300               13
Seacoast Financial Services                         2,300               34
Second Bancorp                                        700               14
Selective Insurance Group                           2,428               57
Senior Housing Properties Trust                     1,300               17
Shurgard Storage Centers                            2,500               75
Silicon Valley Bancshares*                          4,500               91
Simmons First National, Cl A                          600               21
SJNB Financial                                        300               13
SL Green Realty                                     2,100               66
Charles E. Smith Residential Realty                 1,900               98
SoundView Technology Group*                         5,900               12
South Financial Group                               4,040               64
Southwest Securities                                1,530               26
Southwest Bancorp of Texas*                         2,427               72
Sovran Self Storage                                 1,100               30
St. Francis Capital                                   600               13


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     17)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
StanCorp Financial                                  2,800           $  136
State Auto Financial                                1,200               16
Staten Island Bancorp                               2,682               66
Sterling Bancorp                                      700               20
Sterling Bancshares                                 5,952               79
Sterling Financial                                  1,000               21
Stewart Information Services*                       1,000               19
Storage USA                                         1,300               51
Student Loan                                          400               28
Suffolk Bancorp                                       500               22
Summit Properties                                   2,100               55
Sun Communities                                     1,200               44
Susquehanna Bankshares                              3,404               76
Tanger Factory Outlet Center                          500               10
Taubman Centers                                     2,700               34
Texas Regional Bancshares, Cl A                     1,200               41
The Trust Company of New Jersey                     1,400               35
Thornburg Mortgage                                  2,400               40
Tompkins Trustco                                      600               23
Town & Country Trust                                1,200               24
Trammell Crow*                                      1,900               19
Trendwest Resorts*                                    400               10
Triad Guaranty*                                       700               24
Troy Financial                                        400                8
TrustCo Bank Corporation of New York                5,260               72
Tucker Anthony Sutro                                1,550               37
UCBH Holdings                                       1,600               47
UICI*                                               4,300               59
UMB Financial                                       1,400               58
Umpqua Holdings                                     1,300               16
UNB                                                 1,000               17
United Bankshares                                   3,678               99
United Community Financial                          2,800               20
United Dominion Realty Trust                        8,300              119
United Fire & Casualty                                600               15
United National Bancorp                             1,300               33
Universal American Financial*                       4,300               24
Universal Health Realty Income Trust                  900               22
U.S. Restaurant Properties                          1,700               24
USB Holding                                           900               13
Ventas                                              5,300               58
Vesta Insurance Group                               3,000               39
W Holding*                                          2,800               39
Walter Industries                                   3,100               28
Washington REIT                                     3,400               81
Washington Trust Bancorp                            1,100               20
Waypoint Financial                                  3,000               40
Weingarten Realty Investors                         2,400              117
Wesbanco                                            1,800               39
West Coast Bancorp                                  1,400               19
Westamerica                                         3,100              112
Westcorp                                            1,000               17
WFS Financial*                                      1,300               23
Whitney Holdings                                    2,330              100
Winston Hotels                                      1,600               13
Wintrust Financial                                    700               22
World Acceptance*                                   1,200                8
WSFS Financial                                        700               12
Zenith National Insurance                             737               18
                                                                  --------
                                                                    13,968
                                                                  --------

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
HEALTH CARE - 13.2%
1-800 CONTACTS*                                       600           $    7
3 Dimensional Pharmaceutical*                         600                4
aai Pharma*                                         1,000               17
ABIOMED*                                            1,700               30
Acacia Research*                                    2,200               20
Accredo Health*                                     2,421               88
Aclara Biosciences*                                 3,400               19
Adolor*                                             3,366               57
Advanced Neuromodulation Systems*                     600               12
Advances Tissue Science*                            7,468               27
Albany Molecular*                                   2,300               57
Alexion Pharmaceuticals*                              993               17
Align Technology*                                   1,400                3
Alpharma, Cl A                                      2,794               80
American Healthways*                                  700               25
American Medical Systems*                           3,000               57
AmeriPath*                                          2,500               66
AmSurg*                                             1,500               41
Amylin Pharmaceuticals*                             5,900               33
Antigenetics*                                       1,500               19
Aphton*                                             1,700               17
Applied Molecular Evolution*                        1,500               11
Appria Healthcare Group*                            3,600               93
Arena Pharmaceuticals                               2,200               24
Ariad Pharmaceuticals*                              3,600                9
Arqule*                                             2,275               24
Array Biopharma*                                    1,500               14
Arrow International                                   900               34
ArthroCare*                                         2,078               41
Aspect Medical Systems*                             1,100               12
Atrix Laboratories*                                 2,200               52
ATS Medical*                                        4,800               19
Avanir Pharmaceuticals*                             7,300               21
Avant Immunotherapeutics*                           5,900               14
AVI Biopharma*                                      1,400               10
Avigen*                                             2,300               32
Beverly Enterprises*                                8,200               84
Biomarin Pharmaceutical*                            2,300               22
Biopure*                                            1,600               30
Bio-Rad Laboratories, Cl A                            900               42
Biosite*                                            1,064               26
Biosphere*                                            400                3
Bio-Technology General*                             7,241               54
Bone Care International*                            1,000               19
Boron, LePore & Associates*                           900                9
Brucker Daltronics*                                 3,666               61
Caliper Technologies*                               2,400               22
CardioDynamics International*                       2,900               14
Cell Genesys*                                       3,800               61
Cell Pathways*                                      3,500               12
Cell Therapeutics*                                  2,851               69
Cerus*                                              1,100               52
Charles River Laboratories*                         4,100              145
CIMA Labs*                                          1,300               79
Ciphergen Biosystems*                               1,800                6
Closure Medical*                                      600               12
Cobalt*                                               800                4
Columbia Laboratories                               3,400               15
Computerized Thermal Imaging*                       5,700               13
Conceptus*                                            800               14
CONMED*                                             4,159               74
Connetics*                                          2,400               16

The accompanying notes are an integral part of the financial statements.


(18     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Cooper                                              1,273           $   60
Corixa*                                             4,144               44
Corvas International*                               3,000               17
Corvel*                                               600               16
Covance*                                            5,900              106
Coventry Health Care*                               6,618              156
CryoLife*                                           1,550               58
Cubist Systems*                                     2,272               74
Curis*                                              4,700               16
CV Therapeutics*                                    1,661               65
Cyberonics*                                         1,900               30
Cygnus*                                             4,853               27
Cytogen*                                           11,600               31
Datascope                                           1,176               46
Decode Genetics*                                    3,000               19
Deltagen*                                             900                6
Dendreon*                                           1,300               11
Diagnostic Products                                 1,674               71
Dianon Systems*                                       400               20
Digene*                                             1,064               27
Diversa*                                            2,900               27
Duramed Pharmaceuticals*                            2,000               40
Durect*                                             1,500               14
Dusa Pharmaceuticals*                               1,400               14
Dyax*                                               2,400               23
Dynacq International*                                 400                6
Edwards Lifesciences*                               5,800              130
Elan                                                6,919                1
Emisphere Technologies*                             1,384               26
Endo Pharmaceuticals*                               1,500               16
Endocare*                                           1,300               23
EntreMed*                                           1,900               16
Enzo Biochem                                        3,084               52
Esperion Therapeutics*                              1,600               12
Exact Sciences*                                       400                4
Exelixis*                                           4,200               48
First Horizon Pharmaceutical*                         600               16
Genaissance Pharmaceuticals*                        2,000                8
Gene Logic*                                         3,400               45
Genecor International*                              1,100               11
Genelabs Technologies*                              2,800                5
Genome Therapeutics*                                3,000               17
GenStar Therapeutics*                               1,400                4
Genta*                                              2,000               21
Gentiva Health Services*                            1,600               29
Genzyme Transgenics*                                2,200                8
Genzyme-Biosurgery Division*                        5,100               20
Genzyme Molecular Oncology*                         1,500               12
Geron*                                              2,800               27
Guilford Pharmaceuticals*                           2,700               23
Haemonetics*                                        1,800               62
Harvard Bioscience*                                   428                4
HealthExtras*                                       1,100                6
Hemispherx Biopharma*                               1,700                7
Hooper Holmes                                       4,724               29
Hyseq*                                              1,100                7
ICU Medical*                                          500               20
IDEXX Laboratories*                                 3,114               73
IGEN International*                                 1,100               30
ILEX Oncology*                                      2,521               66
Illumina*                                           2,200               14
Immune Response*                                    4,300                6
Immunogen*                                          5,300               48
Immunomedics*                                       4,600               55

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Impath*                                             1,873           $   65
Impax Laboratories*                                 2,100               28
INAMED*                                             1,590               27
Incyte Genomics*                                    7,900              108
Inkline Pharmaceuticals*                            9,000                7
Insmed*                                             3,500                9
Inspire Pharmaceuticals*                            1,700               15
Integra LifeSciences*                               1,000               28
Intermune*                                          2,800              107
Interneuron Pharmaceuticals*                        3,800               19
Intuitive Surgical*                                 4,200               26
Invacare                                            1,825               74
Inverness Medical Technology*                       2,200               81
Isis Pharmaceuticals*                               3,100               53
I-Stat*                                             1,700               10
K-V Pharmaceutical, Cl B*                           2,300               68
Kendle International*                                 800               16
Keryx Biopharmaceuticals*                           1,200                8
KOS Pharmaceuticals*                                  600               17
Kosan Biosciences*                                  1,300                7
La Jolla Pharmaceutical*                            3,900               16
Large Scale Biology*                                1,100                4
Lexicon Genetics*                                   4,300               33
LifePoint Hospitals*                                3,400              150
Ligand Pharmaceuticals*                             4,200               39
Luminex*                                            1,800               25
MacroChem*                                          5,800               14
Magellen Health Services*                           2,500               29
Martek Bioscience*                                  1,600               29
Matrix Pharmaceutical*                             21,400               13
Maxim Pharmaceuticals*                              2,800               11
Maximus*                                            1,187               47
Maxygen*                                            3,000               48
Med-Design*                                           800               12
Medicines*                                          3,300               20
Mentor                                              2,108               53
MGI Pharma*                                         1,700               23
Mid-Atlantic Medical Services*                      4,291               90
Mine Safety Appliances                                600               27
Miravant Medical Technologies*                      1,200                9
Molecular Devices*                                  1,500               28
NABI*                                               3,600               22
Nanogen*                                            1,900                9
NaPro BioTherapeutics*                              3,000               24
National Healthcare*                                  900               14
NeoPharm*                                           1,000               14
Neose Technologies*                                 1,200               46
Neurocrine Biosciences*                             2,500               80
Neurogen*                                           1,400               23
North American Scientific*                            700                8
Northfield Laboratories*                            1,000               13
Novavax*                                            1,500               21
Noven Pharmaceuticals*                              1,828               33
Novoste*                                            3,500               21
NPS Pharmaceuticals*                                2,441               76
Ocular Sciences*                                    1,400               28
Onyx Pharmaceuticals*                               2,700                9
Option Care*                                          600                9
OraSure Technologies*                               3,300               34
Orchid Biosciences*                                 6,400               14
Organogenesis*                                      3,500               20
Owens & Minor                                       3,200               65
PacifiCare Health Systems*                          3,000               38
Packard BioScience*                                 6,200               49


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     19)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Pain Therapeutics*                                  1,400          $    10
Paradigm Genetics*                                  1,900               12
PAREXEL International*                              2,400               27
Pediatrix Medical Group*                            1,600               65
Penwest Pharmaceuticals*                            1,300               22
Peregrine Pharmaceuticals*                         12,800               13
Perrigo*                                            5,800               88
Pharmaceutical Resources*                           1,600               57
Pharmacopeia*                                       2,700               35
Pharmacyclics*                                        995               18
Pharmos*                                            6,100               15
Polymedia*                                            800               12
Possis Medical*                                     1,900               22
Pozen*                                              2,400               10
Praecis Pharmaceuticals*                           11,600               43
Priority Healthcare, Cl B*                              1               --
Professional Detailing*                               260                6
Progenics Pharmaceutical*                           1,000               14
Province Healthcare*                                2,597               95
PSS World Medical*                                  4,900               47
Regeneration Technologies*                          1,100               13
Regenron Pharmaceutical*                            3,040               68
RehabCare Group*                                    1,430               62
Renal Care*                                         4,265              131
Respironics*                                        2,657               94
Ribozyme Pharmaceuticals*                           1,400               10
Rigel Pharmaceuticals*                              2,300               12
Rightchoice Managed Care*                             300               15
Sangamo BioSciences*                                1,400               10
Sangstat Medical                                    1,500               28
SciClone Pharmaceuticals*                           3,900               13
Scios Nova*                                         4,000               67
Seattle Genetics*                                     800                4
Select Medical*                                     1,000               16
Sequenom*                                           1,900               13
Serologicals*                                       1,900               34
Sola International*                                 2,470               37
SonoSite*                                           1,000               20
Specialty Laboratories*                               600               16
SRI/Surgical Express*                                 200                6
Steris*                                             7,400              145
Stewart Enterprises*                                9,900               57
Sunrise Assisted Living*                            1,500               39
SuperGen*                                           2,400               17
Surimodics*                                         1,300               52
Sybron Dental Specialties*                          3,738               70
Syncor International*                               1,999               64
Tanox*                                              2,200               32
Targeted Genetics*                                  4,900                9
Techne*                                             4,105              121
Telik*                                              2,000               13
Texas Biotechnology*                                4,900               28
Third Wave Technologies*                              700                4
Thoratec*                                           3,800               63
Theragenics*                                        3,207               30
Titan Pharmaceuticals*                              2,900               18
Transgenomic*                                       1,500               11
Transkaryotic Therapies*                            1,531               42
Triangle Pharmaceuticals*                           2,500                8
Trimeris*                                           1,582               56
TriPath Imaging*                                    3,100               13
Tularik*                                            2,100               39

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
U.S. Physical Therapy*                                500          $     8
United Therapeutics*                                1,400               18
Urocor*                                               800               14
Urologix*                                             900               12
US Oncology*                                        9,742               73
V. I. Technologies*                                   600                4
Valentis*                                           3,100                9
Varian Medical Systems*                             3,100               79
Vasomedical*                                        6,400               20
Vaxgen*                                               700                9
Ventana Medical Systems*                            1,100               22
Ventiv Health*                                      1,900                8
Versicor*                                           1,300               17
Vical*                                              2,200               22
VidaMed*                                            3,500               13
Vion Pharmaceuticals*                               3,200               15
ViroPharma*                                         1,900               48
VISX*                                               5,800               77
Vital Signs                                           460               14
Vysis*                                                300                6
West Pharmaceutical                                   900               22
Zoll Medical*                                         900               32
                                                                  --------
                                                                     9,005
                                                                  --------
INDUSTRIALS - 14.3%
3D Systems*                                           800               13
A. O. Smith                                           831               15
AAR                                                 4,431               36
ABM Industries                                      1,900               49
Active Power*                                       3,000               15
Administaff*                                        2,032               53
Advanced Energy Industries*                           573               10
AGCO                                                7,300               66
Airborne                                            6,400               61
Airtran Holdings*                                  10,200               43
Alaska Airgroup*                                    3,900               78
Albany International*                               1,800               27
Alexander & Baldwin                                 3,900               91
Alliant Techsystems*                                2,416              207
Ambassadors International                             800               13
Amcast                                              1,595               11
AMERCO*                                             1,200               22
America West Holding*                              10,300               19
American Superconductor*                            2,500               23
American Woodmark                                     600               18
Ametek                                              3,700               97
Amtran*                                               700                6
ANC Rental*                                        11,900                6
Apogee Enterprises                                  2,282               30
Applied Industrial Technology                       1,500               25
Arbitron*                                           2,600               68
Arkansas Best*                                      1,980               41
Armor Holdings*                                       950               19
Armstrong Holdings                                  3,900               11
Arnold Industries                                   1,700               35
Artesyn Technologies*                               3,999               22
Astec Industries*                                   1,820               24
Astropower*                                           510               18
Atlantic Coast Airline Holding*                     7,035               94
Atlas Air Worldwide Holdings*                       1,900               19
Aviall*                                             2,300               14
Baldor Electric                                     2,280               45
Banta                                               2,400               67

The accompanying notes are an integral part of the financial statements.


(20     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Barnes Group                                        1,500           $   32
BE Aerospace*                                       8,108               62
Beacon Power*                                       3,900                6
Belden                                              2,849               54
BMC Industries                                      3,032                6
Bowne & Co                                          3,379               34
Brady Corporation                                   1,848               55
Briggs & Stratton                                   2,200               69
Bright Horizons Family Solutions*                   1,000               27
Butler Manufacturing                                  479               10
C&D Technologies                                    1,584               29
Carlisle Companies                                  3,300               93
Casella Waste Systems*                              1,500               17
Catalytica Energy Systems*                          1,800               14
CCC Information Services Group*                     1,000                7
CDI*                                                1,354               22
Central Parking                                     2,217               31
Century Business Services*                          9,400               24
Chemed                                                800               23
Choice Hotels International*                        3,700               61
Circor International                                  700               11
CLARCOR                                             2,000               48
Coinstar*                                           2,400               47
CompX International                                   300                3
Consolidated Freightways*                           1,900                6
Consolidated Graphics*                              1,228               21
Coorstek*                                             900               23
Corporate Executive Board*                          3,800               99
CoStar Group*                                       1,400               25
Covenant Transport                                    900                9
CPI                                                 1,354               20
Cubic                                                 400               14
CUNO*                                               1,400               39
Curtiss-Wright                                        500               23
Daisytek International*                             1,600               18
Dal-Tile International*                             6,600              102
DiamondCluster International*                       2,200               22
Dionex*                                             1,911               48
Dollar Thrifty Automotive*                          3,000               30
Donaldson                                           3,400               98
DRS Technologies*                                     800               28
Dycom Industries*                                   4,300               50
Edison Schools*                                     2,800               42
EDO                                                   500               14
Education Management*                               2,600               79
EGL*                                                4,200               37
Elcor                                               1,845               40
Electro Rent*                                       1,300               16
Electro Scientific Industries*                      1,970               43
Emcor Group*                                        1,100               35
Emex                                                1,000                7
Encompass Services*                                 7,900               30
Encore Wire*                                        1,800               23
Energy Conversion Devices*                            917               15
Engineered Support Systems                            400               19
ESCO Technologies*                                  1,000               25
Esterline Technologies*                             2,900               46
EXE Technologies*                                   4,800               10
Factset Research Systems                            1,769               43
Fairchild, Cl A*                                    2,100                7
First Consulting Group                              1,700               15
Florida East Coast Industries                       2,500               55
Flow International*                                 1,250               12
Flowserve*                                          3,900               77

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Forward Air*                                        1,512           $   36
Frontier Airlines*                                  4,199               35
FTI Consulting*                                       700               21
FuelCell Energy                                     1,577               23
FYI*                                                1,242               47
G & K Services, Cl A                                1,962               52
Gardner Denver*                                     1,372               30
GenCorp                                             2,724               31
General Cable                                       4,100               40
Genlyte Group*                                      1,200               35
Global Payments                                     3,903              115
Gorman-Rupp                                           700               14
Graco                                               3,068               93
Granite Construction                                2,800               72
Griffon*                                            2,569               31
H Power                                             2,200                7
Harland John H.                                     2,844               62
Harsco                                              4,200              117
Heartland Express*                                  1,371               32
HEICO                                               1,400               21
Heidrick & Struggles International*                 2,200               31
Hexcel*                                             3,400               14
Hunt                                                2,100               27
ICT Group*                                            300                3
IDEX                                                3,400               94
II-VI*                                              1,000               13
Information Resources*                              2,642               17
infoUSA*                                            3,300               13
Innovative Solutions and Support*                     700                5
Insituform Technology, Cl A*                        3,490               60
Insurance Auto Auctions*                            2,004               27
Integrated Electrical Services                      3,500               19
Interpool                                           1,200               18
Ionics*                                             1,659               37
ITT Educational Services*                           2,400               77
JLG Industries                                      4,399               40
Kadant*                                             1,200               15
Kaman                                               2,000               26
Kansas City Southern Industries*                    5,440               65
Kaydon                                              2,600               54
Kelly Services                                      1,800               36
Kennametal                                          3,200              102
Kforce*                                             2,100               11
Kirby*                                              1,795               40
Knight Transportation*                              1,100               21
Korn/Ferry International*                           4,300               35
Kroll*                                                888               10
Labor Ready*                                        5,100               16
Ladish Company*                                     1,400               11
Landauer                                              600               20
Landstar*                                             900               58
Lawson Products                                       490               12
Learning Tree International*                        1,100               22
Lennox International                                4,347               40
Lincoln Electric Holdings                           2,700               59
Lindsay Manufacturing                                 847               15
Littelfuse*                                         1,900               42
Lydall*                                             1,700               11
Magnetek*                                           1,800               17
Mail-Well*                                          3,500               13
Manitowoc                                           2,548               62
Manufacturers' Services Limited*                    1,500                6
Mastec*                                             3,900               20
McGrath Rentcorp                                      700               15


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     21)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
MCSI*                                                 700           $   11
Medis Technologies*                                   800                5
MedQuist*                                             900               23
MemberWorks*                                        1,000               21
Mercury Computer Systems*                           1,076               40
Mesa Air Group*                                     8,290               27
Mesaba Holdings*                                      151                1
Microvision*                                        1,200               15
Midwest Express Holdings*                           2,458               26
Milacron                                            1,625               19
Millenium Cell*                                     1,900                7
Mobile Mini*                                        1,300               34
Modis Professional Services*                       12,000               48
Moog*                                               1,100               25
MSC Industrial Direct, Cl A                         3,900               62
Mueller Industries*                                 3,089               89
Nacco Industries, Cl A*                               800               45
Nanophase Technologies*                             1,200                5
National Data                                       3,244              117
National Processing*                                  800               22
National Service Industries                         3,900               81
Navigant Consulting*                                4,500               17
Navigant International*                             2,800               23
NCH                                                   200                8
NCI Building Systems*                               1,500               17
NCO Group*                                          2,000               27
New England Business Services                       1,200               21
Nordson                                             2,300               50
Nortek*                                               900               19
On Assignment*                                      2,500               40
Orbital Sciences*                                   3,269                6
Oshkosh Truck                                       1,454               53
Osmonics*                                             800               10
Overseas Shipholding Group                          3,000               66
Paxar*                                              3,447               44
Peco II*                                            1,900                9
Pegasus Solutions*                                  2,700               23
Pemstar*                                            2,200               25
Penn Engineering & Manufacturing                    1,000               14
Perini*                                               817                5
Per-Se Technologies*                                2,600               21
Pittston Brink's Group*                             5,400               98
Prepaid Legal Services*                             1,744               30
ProBusiness Services                                1,800               27
Proton Energy Systems*                              3,300               16
Quixote                                               600               13
RailAmerica*                                        2,100               26
Rayovac*                                            2,200               33
Regal-Beloit                                        1,800               33
Reliance Steel & Aluminum                           2,336               56
Resources Connection*                                 600               11
Right Management Consultants*                         400               12
Roadway Express                                     1,200               29
Robbins & Myers                                       735               18
Rollins                                             1,600               25
Roper Industries                                    2,861              103
Ryder System                                        5,400              108
Sequa*                                                300               14
Simpson Manufacturing*                                785               42
SLI                                                 2,813                7
Sotheby's Holdings*                                 2,400               29
Spherion*                                           6,428               46

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
SPS Technologies*                                   1,200           $   36
Standard Register                                   1,300               19
Standex International                               1,090               21
Stericycle*                                         1,500               62
Stewart & Stevenson Services*                       2,400               58
Strayer Education                                     600               27
SureBeam*                                           1,000                8
Sylvan Learning Systems*                            2,800               64
Tecumseh Products                                   1,500               68
Teletech Holdings*                                  4,200               33
Tennant                                               800               28
Terex*                                              3,000               53
Tetra Technologies*                                 3,397               75
The Profit Recovery Group*                          3,669               36
Thomas & Betts                                      6,400              112
Thomas Industries                                   1,384               30
Timken                                              4,800               66
TRC*                                                  500               18
Tredegar                                            1,471               25
Trex*                                                 600               10
Trinity Industries                                  3,500               76
Triumph Group*                                      2,600               61
U.S. Industries                                    10,600               24
UniFirst                                              700               12
United Industrial                                   1,000               15
United Stationers*                                  2,901               87
Universal Forest Products                           1,364               26
UNOVA*                                              5,100               23
URS*                                                1,200               28
USFreightways                                       2,789               87
USG                                                 3,400               13
Valence Technology*                                 2,850               10
Valmont Industries                                  1,331               19
Vicor*                                              2,528               36
Volt Information Sciences*                            900               11
Wabash National                                     2,632               18
Wackenhut, Cl A*                                      600               14
Wackenhut Corrections*                                700                9
Wallace Computer Services                           3,600               57
Waste Connections*                                  3,000               81
Watsco                                              1,656               22
Watson Wyatt & Company Holdings*                      900               14
Watts Industry                                      1,600               21
Werner Enterprises                                  2,600               43
Wilson Greatbatch Technologies*                       259                8
Wolverine Tube*                                       916                9
Woodward Governor                                   1,100               53
Yellow*                                             2,300               47
York International                                  4,200              120
                                                                  --------
                                                                     9,814
                                                                  --------
INFORMATION TECHNOLOGY - 15.4%
Acclaim Entertainment*                              5,800               16
ACT Manufacturing*                                  1,700                8
Actel*                                              1,939               34
Activision*                                         2,065               56
Actuate Software*                                   5,900               25
Adaptec*                                           11,200               88
ADE*                                                1,000                9
Adtran*                                             1,695               32
Advanced Digital Information*                       4,800               50
Aeroflex Info. Technology*                          5,290               58
Agile Software*                                     2,003               18

The accompanying notes are an integral part of the financial statements.


(22     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Akamai Technologies*                                8,800           $   26
Allen Telecom*                                      3,667               32
Alliance Fiber Optic Products*                      2,000                2
Alliance Semiconductor*                             3,000               22
Alloy*                                              1,100               14
Allscripts Healthcare*                              3,800               16
Alpha Industries*                                   3,120               60
American Management*                                4,248               51
America Online*                                     2,100                7
ANADIGICS*                                          2,092               26
Analogic                                              584               24
Anaren Microwave*                                   1,097               18
Andrew*                                             8,314              151
Anixter International*                              2,695               67
Ansoft*                                               700                6
ANSYS*                                              1,500               27
Anwserthink*                                        6,900               32
Applied Innovation*                                   700                6
Arris Group*                                        7,000               25
Art Technology Group*                               7,800                5
Artisan Components*                                 1,200                9
Ascential Software*                                32,100              106
AsiaInfo Holdings*                                  1,920               23
Aspect Communication*                              11,103               20
Aspen Technology*                                   4,518               45
Asyst Technologies*                                 3,800               34
ATMI*                                               2,437               38
Audiovox*                                           1,997               18
August Technology*                                    700                6
Auspex System*                                      5,968               14
Avanex*                                             3,900               12
Avant!*                                             4,845               14
Avici Systems*                                      7,800               10
Avid Technology*                                    2,484               18
Avocent*                                            3,422               51
Aware*                                              2,700               11
AXT*                                                1,954               21
Barra*                                              1,065               45
BEI Technologies*                                   1,253               20
Bel Fuse, Cl B                                        900               18
Bell Microproducts*                                 1,400               11
Benchmark Electronics*                              1,259               21
Black Box*                                          1,322               56
Borland Software*                                   6,000               49
Braun Consulting*                                   1,700                6
Brio Technology*                                    2,000                5
Brooks Automation*                                    577               15
Brooktrout*                                         2,500                8
BSQUARE*                                            1,700                5
Cable Design Technologies*                          4,459               53
CacheFlow*                                          4,400                7
Caci International, Cl A*                             600               33
Caminus*                                            1,200               18
Carreker*                                           1,600               12
Catapult Communications*                              500                7
C-COR.net*                                          3,458               24
Celeritek*                                            528                6
Centillium Communications*                          4,700               29
Centra Software*                                    1,700               15
Checkpoint Systems*                                 2,946               32
Chippac*                                            7,400               17
Chordiant Software*                                 2,700                5
Ciber*                                              5,247               33
Click Commerce*                                     2,300                3

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Cognex*                                             2,701           $   53
Cognizant Technology Solutions*                     1,200               27
Coherent*                                           2,690               76
Cohu                                                2,493               37
Comdisco                                           17,300               10
Commerce One*                                      32,200               79
Commscope*                                          5,500               98
Computer Network Technology*                        2,300               24
Computer Task Group*                                3,666                7
Concurrent Computers*                               6,400               58
Convera*                                            2,300                6
Copper Mountain Networks*                           7,200                6
Corillian*                                          2,700                5
Covansys*                                           2,200               19
Credence Systems*                                   5,051               61
Crossroads*                                         1,400                5
CTS                                                 2,415               36
Cymer*                                              2,562               43
Daktronics*                                         1,500               13
Datastream Systems*                                 2,400                7
DDI*                                                5,200               41
Dendrite International*                             3,801               30
Digex*                                              2,600                9
Digimarc*                                           1,000               14
Digital Insight*                                    3,200               37
Digital Lightwave*                                    480                5
DigitalThink*                                       2,000               15
Digitas*                                            1,400                3
Ditech Communications*                              2,900               12
Divine*                                            14,400                9
DMC Stratex Networks*                               8,842               46
Docent*                                             6,500               13
Documentum*                                         5,036               41
DSP Group*                                          1,829               36
DuPont Photomasks*                                    295                8
DuraSwitch Industries*                                600                6
E.piphany*                                          7,100               30
Echelon*                                            2,250               28
Eclipsys*                                           6,349               84
Elantec Semiconductors*                             1,063               24
Electroglas*                                        2,630               33
Electronics for Imaging*                            4,778               78
Embarcadero Technologies*                           1,000                8
Emcore*                                             2,500               21
Entegris*                                           5,100               40
Entrust*                                            5,500               16
EPIQ Systems*                                         500               13
ESS Technology*                                     3,850               39
Exar*                                               2,531               44
Excel Technologies*                                   900               14
Extensity*                                          1,900                5
F5 Networks*                                        1,054               10
Fair Isaac & Company                                1,950               92
FalconStar Software*                                1,300               11
FEI*                                                1,093               24
Fibercore*                                          4,000               10
Filenet*                                            4,000               40
Fisher Scientific International*                    5,000              127
Flir Systems*                                         700               29
Forrester Research*                                 1,400               23
Franklin Electric                                     400               29
FreeMarkets*                                          672                7
FSI International*                                  4,100               41
ftd.com*                                            1,200                5


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     23)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Gartner Group                                       6,600           $   60
General Semiconductors*                             3,979               38
Genrad*                                             3,900               13
Genuity*                                           14,000               22
Gerber Scientific                                   1,964               21
Global Imaging Systems*                               800               14
Global Sports*                                      1,600               19
GlobeSpan*                                          5,000               45
Goto.com*                                           1,284               16
Handspring*                                         2,200                3
Harmonic Lightwaves*                                5,681               46
Helix Technology                                    2,767               45
hi/fn*                                                116                1
HNC Software*                                       2,387               45
HotJobs.com Limited*                                2,900               17
Hutchinson Technology*                              1,708               30
Hyperion Solutions*                                 3,175               42
Identix*                                            1,400               11
IDX Systems*                                        2,100               21
Ikon Office Solution                               11,600               90
I-many*                                             7,400               17
Imation*                                            3,700               77
Indus International*                                2,900               17
Inet Technologies*                                    800                5
Infocus*                                            4,100               54
Infogrames*                                         3,400               11
Infospace*                                         20,500               30
Inktomi*                                           16,200               44
Innovex*                                            2,614                4
Integral Systems*                                     800               14
Integrated Circuit Systems*                         3,200               41
Integrated Silicon Solution*                        3,100               27
InteliData Technologies*                            5,200               17
Interactive Intelligence*                             600                3
Intercept Group*                                    1,600               54
InterDigital Communications                         5,800               42
Intergraph*                                         4,500               40
Interlogix*                                         2,100               51
Internet Capital Group*                            25,900               11
Inter Tel                                           2,140               25
Intermagnetics General                              1,593               37
Intertrust Technologies*                            7,700                8
InterVoice-Brite*                                   2,692               28
Iomega*                                            26,600               32
Internap Network Services*                         10,300               10
Itron*                                              1,122               26
ITXC*                                               2,200                6
IXIA*                                               4,900               31
IXYS*                                               1,400                8
J.D. Edwards & Company*                            10,400               74
JDA Software*                                       2,600               34
JNI*                                                1,800               11
Keane*                                              5,600               76
Keithley Instruments                                  224                3
Keynote Systems*                                    2,100               16
Kopin*                                              6,592               69
Kronos*                                               911               37
Kulicke & Soffa*                                    5,564               61
Lantronix*                                          2,000               12
Lecroy*                                               900               17
Legato Systems*                                    12,800               70
Liberate Technologies*                             10,068              100

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Lightbridge*                                        2,500           $   26
LightPath Technologies*                             2,500                4
Loudcloud*                                          4,100                5
LSI Industries                                        900               22
LTX*                                                4,173               57
Luminent*                                           1,300                3
MTS Systems                                         2,000               23
Macromedia*                                         4,144               50
Management Network Group*                             800                5
Manhattan Associates*                                 826               14
MapInfo*                                            1,280                9
MatrixOne*                                          4,000               22
Mattson Technology*                                 6,200               25
Maxwell Technologies*                               1,300                9
McAffe.com*                                           600                7
Measurement Specialties*                            1,100               11
Mechanical Technology*                              2,400                8
MEMC Electronic Materials*                          5,300                6
Merix*                                                668                9
MetaSolv*                                           2,300               14
Metawave Communications*                            4,100               11
Methode Electronics, Cl A                           3,617               27
Micro General                                       1,300               11
MicroStrategy*                                      4,000                5
Micro Systems*                                      2,405               43
Microsemi*                                          2,183               57
Microtune*                                          1,675               19
MIPS Technologies*                                  4,600               30
MKS Instruments*                                    1,926               34
Moldflow*                                             500                4
MRO Software*                                       1,688               17
MRV Communications*                                 9,400               28
MSC Software*                                       2,100               34
Multex.com*                                         2,900                6
Nanometrics*                                           80                1
Net2Phone*                                          1,700                5
Netegrity*                                          2,256               19
Netiq*                                              2,783               63
NetRatings*                                           700                7
Netro*                                              3,300                9
NetScout Systems*                                   1,400                6
New Focus*                                          5,700               18
New Horizon Worldwide*                                600                7
Newport                                             2,332               33
Next Level Communications*                          2,700                8
NMS Communications*                                 3,800                6
Novadigm*                                           1,500               11
Novell*                                            41,900              154
Nu Horizons Electronics*                            1,600               12
Nuance Communications*                              2,067               13
Numerical Technologies*                             1,644               27
Nyfix*                                              1,889               27
Oak Technology*                                     5,700               44
ON Semiconductor*                                   5,300               10
Onyx Software*                                      4,500                9
Oplink Communications*                             10,600                7
OPNET Technologies*                                 1,100                6
Optical Cable*                                        300                1
Optical Communications Product*                       700                2
OTG Software*                                       1,600                9
Packeteer*                                          3,200               10
Park Electrochemical                                1,556               34

The accompanying notes are an integral part of the financial statements.


(24     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
PC-tel*                                             1,200           $    9
PEC Solutions*                                        100                2
Performance Technologies*                           1,100                9
Pericom Semiconductor*                              2,009               28
Perot Systems*                                      5,100               82
Phoenix Technologies*                               2,400               24
Photon Dynamics*                                      193                4
Photronics*                                         1,977               36
PictureTel*                                         2,900               17
Pinnacle Systems*                                   6,814               20
Pioneer Standard Electronics                        2,888               26
Pixelworks*                                         1,993               25
Planar Systems*                                     1,400               28
Plantronics*                                        2,886               49
Plato Learning*                                       900               22
Plexus*                                             2,893               68
PLX Technology*                                     1,900               10
Portal Software*                                   19,300               29
Powell Industries*                                    600               14
Power Integration*                                  2,600               47
Powerwave Technologies*                             5,283               63
Presstek*                                           4,100               25
PRI Automation*                                     2,190               22
Prodigy Communications*                             2,000               11
Progress Software*                                  2,618               37
ProQuest Company*                                   1,300               43
Proxim*                                             1,943               19
Pumatech*                                           3,600                5
QRS*                                                1,791               15
Radiant Systems*                                    1,400               14
Radisys*                                            1,183               14
Rainbow Technologies*                               2,400                8
Rambus*                                             5,300               39
Read-Rite*                                         14,156               42
Red Hat*                                            2,200                8
Register.com*                                       1,168               11
Remec*                                              4,800               38
Renaissance Learning*                                 550               18
Research Frontiers*                                 1,500               24
Rogers*                                             1,460               41
Rohn Industries*                                    1,300                3
Roxio*                                              1,407               21
Rudolph Technologies*                                 226                6
S1*                                                 6,700               57
SABA Software*                                      4,700                9
Safeguard Scientifics*                             15,200               27
Sage*                                               1,300               20
Sanchez Computer Associates*                        1,200                9
Sapient*                                            9,100               35
SBA Communications*                                 3,200               43
SBS Technologies*                                   1,500               17
SCM Microsystems*                                   3,245               20
ScanSource*                                           300               13
Seachange International                             1,026               18
Secure Computing*                                   4,200               41
SeeBeyond Technologies*                             8,400               15
Selectica*                                          1,700                4
Semitool*                                           2,200               21
Sensormatic Electronics*                            7,082              167
SERENA Software*                                    1,305               15
SignalSoft                                          1,700                7
Silicon Graphics*                                  20,300                9
Silicon Image*                                      7,700               16
Silicon Laboratories*                                 500                7

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Silicon Storage Technology*                        13,300           $   62
Siliconix*                                            367                8
Simplex Solutions*                                    396                6
Sipex*                                              3,300               21
SkillSoft*                                            355                6
Somera Communications*                              3,600               15
SONICblue*                                         19,759               22
SonicWALL*                                          4,019               48
Sorrento Networks*                                  2,600                5
SpectraLink*                                        1,300               20
Spectra-Physics*                                      200                4
Spectrasite Holdings*                               5,800               14
Spectrian*                                          1,500               15
SpeechWorks*                                        3,000               15
SpeedFam-IPEC*                                      6,404                7
SPSS*                                                 801               14
Stacon Technology*                                  1,000                5
Standard Microsystems*                              1,605               15
Stanford Microdevices                               1,400                6
StarTek*                                              900               16
Stellent*                                             342                5
Stratos Lightwave*                                  6,961               24
Sunrise Telecom*                                    1,900                9
Supertex*                                             800               12
Support.com*                                        2,200                5
Sykes Enterprises*                                  2,900               16
Symmetricom*                                        2,742               15
Synplicity*                                         1,200                7
Syntel*                                               237                2
Systems & Computer Technologies*                    3,200               29
Take-Two Interactive Software*                      5,800               41
TALX                                                1,100               23
Technitrol                                          1,872               42
Teledyne Technologies*                              2,441               39
Terayon Communications*                             3,000               22
Therma-Wave*                                        1,693               17
THQ*                                                1,943               84
Three-Five Systems*                                 1,189               19
Titan*                                              4,800               94
Tollgrade Communications*                             240                5
Tradestation Group*                                 2,100                5
Transaction Systems Architects*                     4,600               29
TranSwitch*                                        14,300               44
Tricon Technologies*                                1,200               10
Trimble Navigation*                                 1,842               28
TriQuint Semiconductor*                            11,566              185
Trizetto Group*                                     2,400               21
TTM Technologies*                                   1,200                7
Turnstone Systems*                                  3,500               11
UAXS Global Holdings*                               5,100                4
Ulticom*                                            1,200               10
Ultratech Stepper*                                  2,150               26
Unigraphics Solutions*                                400               13
Universal Display*                                  2,200               15
Varian Semiconductors Equipment*                    2,241               58
Vastera*                                              686                8
VEECO Instruments*                                    964               26
Verity*                                             1,750               18
Vialta, Cl A*                                      10,993                5
Viasat*                                               690               12
Viasystems Group*                                   9,800                6
Viewpoint*                                          4,900               17
Virage Logic*                                         800                9
Virata*                                             5,200               52


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     25)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Visual Network*                                     3,100           $    7
Vitria Technology*                                  7,200               15
WatchGuard Technologies*                            2,300               18
Wave Systems, Cl A*                                 4,900                8
WebEx Communications*                                 698               15
WebMethods*                                         2,800               19
Websense*                                           2,400               26
Western Digital*                                   20,500               44
Witness Systems*                                    1,000                8
WJ Communications*                                  1,000                4
Woodhead Industries                                   900               14
Xanser*                                             3,000                6
Xicor*                                              3,000               24
X-Rite                                              1,498               12
Xybernaut*                                          5,800               12
Zebra Technology, Cl A*                             2,190               82
Zixit*                                              1,625                8
Zomax*                                              3,500               19
Zoran*                                                552               13
Zygo*                                                 241                2
                                                                  --------
                                                                    10,550
                                                                  --------
MATERIALS - 4.7%
AEP Industries*                                       100                3
Airgas*                                             6,200               82
Albemarle                                           2,500               47
Amcol International                                 1,700               10
Ameron International                                  400               26
AptarGroup                                          3,078               98
Arch Chemicals                                      1,900               43
Ball                                                2,200              132
Bethlehem Steel*                                   13,600               17
Brush Engineered Materials                          1,600               22
Buckeye Technologies*                               2,179               22
Calgon Carbon                                       3,200               24
Cambrex                                             2,267               76
Caraustar Industries                                2,750               25
Carpenter Technology                                2,200               49
A.M. Castle & Company                                 810                7
Centex Construction Products                          600               18
Century Aluminum                                    2,190               18
ChemFirst                                           1,034               21
Chesapeake                                          1,500               39
Cleveland Cliffs                                      900               13
Commercial Metals                                   1,130               31
Crompton                                           13,200               92
Crown Cork & Seal                                  15,000               34
Cytec*                                              5,000              116
Deltic Timber                                         900               23
Earthshell*                                         5,600               12
Eden Bioscience*                                    2,500               19
Ferro                                               2,500               58
Florida Rock                                        1,945               61
H.B. Fuller                                         1,700               78
Georgia Gulf                                        2,300               37
Gibraltar Steel                                       500                8
Glatfelter                                          1,300               20
Greif Brothers                                      1,200               28
IMC Global                                         11,500              104
International Specialty Products*                   1,200               11
Ivex Packaging*                                     1,700               29
Kaiser Aluminum*                                    2,800                7
Liqui-Box                                             200                8

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Longview Fibre                                      4,800           $   48
Louisiana-Pacific                                  13,500               88
MacDermid                                           2,226               28
Millennium Chemical                                 7,300               77
Minerals Technologies                               2,000               75
Myers Industries                                    1,552               18
NL Industries                                         800               12
NN                                                  1,100                9
Octel*                                                800               15
Oglebay Norton                                        300                4
Olin                                                3,300               48
Omnova Solutions                                    3,687               23
Oregon Steel Mills*                                 2,700               14
Owens-Illinois*                                    14,500               58
PolyOne                                             8,155               64
Pope & Talbot                                       1,467               19
Potlatch                                            2,800               76
Quaker Chemicals                                      764               14
Quanex                                              1,369               32
Rayonier                                            2,700              109
Roanoke Electric Steel                              1,100               13
Rock-Tenn, Cl A                                     1,400               15
RPM                                                11,000              104
RTI International Metals*                           3,049               25
Ryerson Tull                                        2,100               26
Schulman                                            3,500               36
Scotts Company, Cl A*                               1,538               52
Silgan Holdings*                                      900               16
Southern Peru Copper                                1,321               13
Spartech                                            1,300               27
Steel Dynamics*                                     2,777               27
Stephan                                               600               11
Stillwater Mining*                                  3,748               75
Symyx Technologies*                                 2,500               37
Terra Industries*                                   4,100               12
Texas Industries                                    2,590               80
Titanium Metals*                                    5,300               17
Tremont                                               100                3
U.S. Concrete*                                      1,500               11
UCAR International*                                 6,700               60
USEC                                                7,300               47
Wausau-Mosinee Paper Mills                          5,300               62
Worthington Industries                              7,400               83
                                                                  --------
                                                                     3,251
                                                                  --------
TELECOMMUNICATION SERVICES - 1.2%
Adelphia Business Solutions                         3,700                4
Aether Systems                                      2,100               13
Airgate PCS*                                          685               30
Alamosa Holdings*                                   6,710               93
Alaska Communications Systems*                        900                7
AT&T Latin America, Cl A*                           5,700               10
Boston Communication Group*                         1,600               18
Centennial Cellular*                                1,000                9
Choice One Communications*                          1,200                2
Commonwealth Telephone Enterprise*                  1,000               37
Conestoga Enterprises                               1,100               25
CT Communications                                   1,700               25
Dobson Communications*                              2,900               30
General Communication                               3,533               43
Golden Telecom*                                     1,000                8
Hickory Tech                                        1,200               20
IDT*                                                2,900               33

The accompanying notes are an integral part of the financial statements.


(26     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Illuminet Holdings*                                 2,100          $    80
Intrado*                                            1,100               28
ITC Deltacom*                                       3,300                4
Leap Wireless International*                          860               13
Lexent*                                             1,100                8
Lynch Interactive*                                     55                3
Metro One Telecommunication*                        1,485               34
Neon Communications*                                  700                2
Network Plus*                                       1,155                1
North Pittsburgh                                    1,400               21
NTELOS*                                             2,900               24
Price Communications*                               4,500               76
RCN*                                                3,400               11
Rural Cellular, Cl A*                                 500               12
Terremark Worldwide*                               19,400               10
UbiquiTel*                                          5,600               45
US Unwired*                                         2,900               29
Western Multiplex*                                  4,500               17
Wireless Facilities*                                3,500               16
XO Communications*                                 37,700               15
                                                                  --------
                                                                       856
                                                                  --------
UTILITIES - 3.8%
AGL Resources                                       4,800               96
American States Water                                 876               32
Atmos Energy                                        3,433               74
Avista                                              4,504               61
Bangor Hydro-Electric                               1,256               33
California Water Service                            1,200               32
Cascade Natural Gas                                   934               20
Central Vermont Public Service                      1,063               19
CH Energy Group                                     1,337               54
CLECO                                               3,505               72
Connecticut Water Services                            600               17
Covanta Energy*                                     6,100               71
DQE                                                 4,800               92
El Paso Electric*                                   4,600               61
Empire District Electric                            1,500               31
Energen                                             2,400               54
Hawaiian Electric Industries                        2,700              105
Laclede Gas                                         1,600               38
Madison Gas & Electric                              1,300               33
Middlesex Water                                       400               13
Montana Power                                      10,300               54
New Jersey Resources                                1,544               68
Newpower Holdings*                                  4,700               14
Northwestern                                        1,954               43
Northwestern Natural Gas                            2,152               50
Nui                                                 1,201               25
Oneok                                               4,800               79
Otter Tail                                          2,000               57
People's Energy                                     3,000              119
Philadelphia Suburban                               3,957              104
Piedmont Natural Gas                                2,594               81
Public Service Company of New Mexico                3,500               88
RGS Energy Group                                    2,827              109
Semco Energy                                        1,500               22
Sierra Health Services*                             3,087               26
Sierra Pacific Resources                            9,000              136
SJW                                                   200               16
South Jersey Industries                             1,000               31
Southern Union                                      2,965               62
Southwest Gas                                       2,792               59
Southwestern Energy*                                2,278               27

SMALL CAP INDEX FUND (CONCLUDED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
UGI                                                 2,300          $    62
UIL Holdings                                        1,023               49
Unisource Energy                                    2,700               38
WGL Holdings                                        4,100              110
WPS Resources                                       2,100               72
                                                                  --------
                                                                     2,609
                                                                  --------
TOTAL INVESTMENTS - 95.2%
   (Cost $64,534)                                                   65,195
                                                                  --------
OTHER ASSETS AND LIABILITIES, NET - 4.8% (E)                         3,307
                                                                  --------
NET ASSETS:
Portfolio Capital                                                  $69,966
Undistributed net investment income                                     18
Accumulated net realized loss on investments                        (2,143)
Net unrealized appreciation of investments                             661
                                                                  --------
TOTAL NET ASSETS - 100.0%                                          $68,502
                                                                  --------
CLASS A:
Net asset value and redemption price per
 share (net assets of $340,863 and
 35,219 shares of capital stock issued
 and outstanding) (D)                                              $  9.68
Maximum sales charge of 5.50% (A)                                      .56
                                                                  --------
Offering price per share                                           $ 10.24
                                                                  --------
CLASS B:
Net asset value and offering price per
 share (B) (net assets of $106,870 and
 11,101 shares of capital stock issued
 and outstanding) (D)                                              $  9.63
                                                                  --------
CLASS C:
Net asset value per share (B) (net assets
 of $10 and 1 share of capital stock
 issued and outstanding) (D)                                       $  9.68
Maximum sales charge of 1.00% (C)                                      .10
                                                                  --------
Offering price per share                                           $  9.78
                                                                  --------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $13,885,734 and 1,439,877 shares of
 capital stock issued and outstanding) (D)                         $  9.64
                                                                  --------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $54,168,505 and 5,586,165 shares of
 capital stock issued and outstanding) (D)                         $  9.70
                                                                  --------

*Non-income producing security

(A)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(B)Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(D)$0.0001 par value, 2 billion authorized

(E)Other assets and liabilities representing greater than five percent of total net assets include the following (000):

    Receivable for securities sold       $  33,450
    Payable for securities purchased     $ (31,238)

ADR - American Depositary Receipt
Cl - Class
REIT - Real Estate Investment Trust


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     27)

STATEMENTS OF NET ASSETS September 30, 2001

MID CAP INDEX FUND

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 11.6%
Abercrombie & Fitch*                               23,870         $    420
American Eagle Outfitters*                         16,744              333
ArvinMeritor                                       15,700              224
Bandag                                              6,014              164
Barnes & Noble*                                    16,143              583
Belo                                               25,200              404
BJ's Wholesale Club*                               18,227              868
Blyth                                              10,681              212
Bob Evans Farms                                     7,600              137
Borders Group*                                     18,403              352
BorgWarner                                          7,537              304
Brinker International*                             23,856              563
Callaway Gulf                                      16,100              206
Catalina Marketing                                 14,116              395
CBRL Group                                         12,200              268
CDW Computer Centers*                              22,560              816
Claire's Stores                                    12,900              163
Clayton Homes                                      29,200              356
Coach*                                             10,152              269
Dollar Tree Stores*                                27,731              524
Emmis Communications, Cl A*                        11,300              163
Entercom Communications*                           11,636              396
Extended Stay America*                             21,670              314
Federal Signal                                     10,057              177
Furniture Brands International*                    11,419              222
Gentex*                                            18,197              435
GTECH Holdings*                                     6,999              242
Harte-Hanks                                        14,500              314
Hispanic Broadcasting*                             25,422              409
International Speedway, Cl A*                      13,553              472
Jones Apparel Group*                               29,579              754
Lancaster Colony                                    8,400              235
Lands' End*                                         7,428              215
Lear*                                              15,991              432
Lee Enterprises                                    10,616              336
Lennar                                             15,984              576
Macrovision*                                       12,853              365
Mandalay Resort Group*                             17,754              288
Media General, Cl A                                 6,883              298
Modine Manufacturing                                8,353              205
Mohawk Industries*                                 13,178              484
Neiman Marcus Group*                               12,202              298
News Corporation, ADR                               4,259               91
Outback Steakhouse*                                18,239              467
Papa John's International*                          5,200              135
Park Place Entertainment*                          64,200              471
Payless ShoeSource*                                 6,117              335
Reader's Digest Association, Cl A                  23,929              440
Ross Stores                                        19,474              570
Saks*                                              30,200              151
Scholastic*                                         9,000              392
Six Flags*                                         21,029              257
Superior Industries                                 7,174              238
Unifi*                                             12,200              100
United Rentals*                                    16,922              293
Washington Post, Cl B                               2,650            1,377
Westwood One*                                      26,643              593
Williams-Sonoma*                                   14,276              340
                                                                  --------
                                                                    21,441
                                                                  --------

MID CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
CONSUMER STAPLES - 4.6%
Church & Dwight                                     9,700         $    251
Dean Foods                                          9,230              427
Dial                                               20,300              336
Dole Food                                          12,177              261
Dreyer's Grand Ice Cream                            6,707              195
Hormel Foods                                       31,683              748
Interstate Bakeries                                14,100              360
Iowa Beef Processing                               25,544              604
Lance                                               8,200              109
Longs Drug Stores*                                  9,267              252
McCormick & Company                                17,228              789
PepsiAmericas                                      36,350              543
R.J. Reynolds Tobacco Holdings                     25,892            1,479
Ruddick                                             9,900              151
Sensient Technologies                              10,400              194
J.M. Smucker                                        5,100              131
Suiza Foods*                                        7,273              459
Tootsie Roll Industries                            12,679              485
Tyson Foods, Cl A                                  48,100              482
Universal Corporation                               7,039              235
                                                                  --------
                                                                     8,491
                                                                  --------
ENERGY - 5.7%
BJ Services*                                       40,080              713
Cooper Cameron*                                    14,601              479
ENSCO International                                33,137              484
Equitable Resources                                16,080              483
Forest Oil*                                        12,362              307
Global Marine*                                     40,643              569
Grant Prideco*                                     25,650              156
Hanover Compressor*                                15,674              339
Helmerich & Payne                                  12,933              338
Murphy Oil                                         12,246              886
National-Oilwell*                                  18,964              275
Noble Affiliates                                   14,822              459
Ocean Energy                                       40,604              662
Pennzoil-Quaker State                              16,700              187
Pioneer Natural Resources*                         23,121              329
Pride International*                               31,091              323
Smith International*                               13,925              507
Tidewater                                          15,726              420
Ultramar Diamond Shamrock                          20,301              973
Valero Energy                                      15,485              544
Varco International*                               21,218              256
Weatherford International*                         28,792              734
Western Gas Resources                               8,030              209
                                                                  --------
                                                                    10,632
                                                                  --------
FINANCIALS - 18.8%
Allmerica Financial                                14,066              631
American Financial Group                           16,395              364
AmeriCredit*                                       20,572              650
Arthur J. Gallagher & Company                      19,703              667
Associated Banc-Corp                               16,707              566
Astoria Financial                                  13,361              792
Banknorth Group                                    30,900              690
City National                                      12,541              541
The Colonial BancGroup                             25,900              332
Compass Bancshares                                 28,629              745
Dime Bancorp                                       28,362            1,115
Dime Bancorp-Warrant*                              23,400                6
E*TRADE Group*                                     72,281              437

The accompanying notes are an integral part of the financial statements.


(28     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Eaton Vance                                        16,675           $  523
A.G. Edwards                                       20,897              734
Everest Re Group                                   11,698              757
Fidelity National Financial                        20,982              565
First Tennessee National                           31,866            1,179
First Virginia Banks                               13,169              603
FirstMerit                                         18,900              444
Golden State Bancorp                               33,431            1,016
Greater Bay Bancorp                                 9,861              229
GreenPoint Financial                               25,431              893
HCC Insurance Holdings                             13,529              356
Hibernia                                           35,600              582
Horace Mann Educators                               8,600              152
IndyMac Bancorp*                                   14,600              396
Investors Financial Services                        8,311              479
LaBranche & Company*                               13,545              301
Legg Mason                                         16,763              666
Leucadia National                                  13,320              416
M&T Bank                                           24,916            1,844
Marshall & Ilsley                                  26,847            1,522
Mercantile Bankshares                              18,639              740
The MONY Group                                     12,511              414
National Commerce Bancorporation                   48,601            1,268
Neuberger Berman                                   18,230              636
North Fork Bancorporation                          38,700            1,151
Ohio Casualty                                      12,800              166
Old Republic International                         27,595              723
Pacific Century Financial                          17,563              410
The PMI Group                                      11,682              729
Protective Life                                    16,510              479
Provident Financial Group                          12,075              305
Radian Group                                       23,014              886
Roslyn Bancorp                                     20,850              386
SEI Investments Company                            26,843              859
Silicon Valley Bancshares*                         11,625              235
Sovereign Bancorp                                  53,600              509
Stancorp Financial Group                            7,600              367
TCF Financial                                      19,997              921
Unitrin                                            17,384              664
Waddel & Reed Financial                            19,200              499
Webster Financial                                  12,588              415
Westamercia Bancorporation                          9,391              339
Wilmington Trust                                    9,399              519
                                                                  --------
                                                                    34,813
                                                                  --------
HEALTH CARE - 14.3%
Apogent Technologies*                              24,870              595
Apria Healthcare Group*                            12,773              331
Barr Laboratories*                                  8,974              710
Beckman Coulter                                    15,223              674
COR Therapeutics*                                  13,838              313
Covance*                                           13,370              239
Cytec*                                             38,143              985
DENTSPLY International                             13,156              604
Edwards Lifesciences*                              13,898              311
Express Scripts*                                   19,583            1,083
First Health Group*                                23,493              690
Genzyme*                                           47,786            2,170
Gilead Sciences*                                   23,635            1,328
Health Management Associates, Cl A*                58,436            1,213
Health Net*                                        28,907              556
Henry Schein*                                      10,622              410
Hillenbrand Industries                             15,882              857
ICN Pharmaceuticals                                19,867              524

MID CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
IDEC Pharmaceuticals*                              36,983           $1,833
Incyte Genomics*                                   15,251              208
IVAX*                                              48,825            1,082
Lifepoint Hospitals*                                9,510              418
Lincare Holdings*                                  26,093              693
Millennium Pharmaceuticals*                        53,486              950
Mylan Laboratories                                 30,755            1,003
Omnicare                                           22,323              487
Oxford Health Plans*                               24,543              697
PacifiCare Health Systems*                          7,959              100
Patterson Dental*                                  16,554              610
Perrigo*                                           15,700              238
Protein Design Labs*                               10,917              516
Quest Diagnostics*                                 23,459            1,447
Sepracor*                                          19,515              701
STERIS*                                            15,149              298
Triad Hospitals*                                   17,378              615
Trigon Healthcare*                                  9,424              617
Vertex Pharmaceuticals*                            18,743              338
VISX*                                              12,900              171
                                                                  --------
                                                                    26,615
                                                                  --------
INDUSTRIALS - 13.1%
AGCO                                               15,650              142
Airborne                                           10,400               99
Alaska Air Group*                                   5,700              114
Albany International, Cl A*                         9,736              146
Alexander & Baldwin                                 9,519              223
American Standard*                                 18,230            1,003
AMETEK                                              8,142              214
Apollo Group*                                      29,055            1,221
Atlas Air Worldwide Holdings*                       8,335               82
Banta                                               5,300              148
Bisys Group*                                       14,628              776
C.H. Robinson Worldwide*                           20,635              598
Carlisle Companies                                  8,393              235
Ceridian*                                          33,470              485
Certegy*                                           17,597              457
CheckFree*                                         19,310              328
ChoicePoint*                                       15,576              649
CNF                                                12,144              277
CSG Systems International*                         13,524              554
DeVry*                                             17,688              635
Donaldson                                          10,574              305
DST Systems*                                       30,802            1,332
Dun & Bradstreet*                                  19,450              545
Dycom Industries*                                   9,683              112
EGL*                                               10,461               93
Energizer Holdings*                                20,500              341
Expeditor International of Washington              13,452              637
Fastenal                                           10,030              572
Flowserve*                                          8,800              174
GATX                                               13,011              438
Granite Construction                                9,460              243
Harsco                                             10,544              293
Hon Industries                                     13,738              302
Hubbell, Cl B                                      15,238              444
Hunt*                                               7,871              103
Jacobs Engineering Group*                           7,194              449
Kaydon                                              6,400              134
Kelly Services, Cl A                                7,700              156
Kennametal                                          8,158              260
Korn Ferry International*                           8,377               69
L-3 Communications Holdings*                        9,955              871


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     29)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Manpower                                           19,049             $502
Mastec*                                            11,700               60
Herman Miller                                      18,340              357
Modis Professional Services*                       20,925               84
NCO Group*                                          6,177               85
Newport News Shipbuilding                           9,161              616
Nordson                                             8,402              184
Overseas Shipholding Group                          8,785              193
Pentair                                            12,896              397
Pittston Brink's Group                             11,766              213
Precision Castparts                                12,441              276
Quanta Services*                                   14,409              205
Rollins                                             6,400              100
Sequa*                                              3,451              156
Sotheby's*                                         13,015              156
SPX*                                               10,318              855
Stewart & Stevenson Services                        6,901              166
Swift Transportation*                              19,500              345
Sylvan Learning Systems*                            8,938              205
Tecumseh Products, Cl A                             6,427              293
Teleflex                                           10,214              382
Trinity Industries                                  8,100              175
Valassis Communications*                           13,394              427
Viad                                               20,877              400
Vishay Intertechnology*                            33,756              621
Wallace Computer Services                           8,600              137
Wisconsin Central Transportation                   10,600              181
York International                                  9,902              284
                                                                  --------
                                                                    24,314
                                                                  --------
INFORMATION TECHNOLOGY - 15.7%
3 Com*                                             78,500              294
ADTRAN*                                            10,004              191
Advanced Fiber Communications*                     20,144              294
Advent Software*                                    8,713              328
Affiliated Computer Services, Cl A*                12,754            1,038
Arris Group*                                        8,362               30
Arrow Electronics*                                 24,440              510
Ascential Software*                                64,900              214
Atmel*                                            106,937              714
Avnet                                              28,478              518
Avocent*                                           11,260              168
Axciom*                                            20,661              194
Cabot Microelectronics*                             6,114              295
Cadence Design Systems*                            60,797            1,012
Cirrus Logic*                                      17,236              128
CommScope*                                         11,993              214
Credence Systems*                                  13,990              169
Cypress Semiconductor*                             31,518              468
Diebold                                            18,482              704
DSP Group*                                          6,641              132
Electronic Arts*                                   33,263            1,519
Enterasys Networks*                                42,430              274
FEI*                                                8,118              177
Gartner Group, Cl B*                               18,300              159
Harris                                             16,787              534
Jack Henry & Associates                            21,114              479
Imation*                                            8,500              178
In Focus*                                           9,479              124
Integrated Device Technology*                      27,030              544
International Rectifier*                           15,982              435
Investment Technology Group*                        8,304              461
Keane*                                             15,315              209

MID CAP INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
KEMET*                                             21,122           $  348
Lam Research*                                      30,422              516
Lattice Semiconductor*                             26,896              422
Legato Systems*                                    20,552              113
LTX*                                               11,406              155
Macromedia*                                        14,548              176
Mentor Graphics*                                   14,741              203
Micrel*                                            23,421              467
Microchip Technology*                              32,823              880
MIPS Technologies, Cl B*                            9,500               57
National Instruments*                              13,053              342
Network Associates*                                33,035              426
Newport                                             8,745              123
NVIDIA*                                            34,650              952
Plantronics*                                       11,805              201
Plexus*                                            10,787              254
Polycom*                                           20,908              510
Powerwave Technologies*                            14,500              173
Quantum*                                           31,900              260
Rational Software*                                 48,640              421
Retek*                                             12,141              153
Reynolds & Reynolds, Cl A                          19,539              455
RF Micro Devices*                                  40,498              672
RSA Security*                                      14,414              194
SanDisk*                                           16,369              161
SCI Systems*                                       36,151              651
Semtech*                                           17,528              497
Sensormatic Electronics*                           19,555              461
Storage Technology                                 24,118              303
SunGard Data Systems*                              65,641            1,534
Sybase*                                            22,961              214
Sykes Enterprises*                                  7,544               42
Symantec*                                          19,153              664
Synopsys*                                          15,657              628
Tech Data*                                         14,096              534
Titan*                                             14,881              292
Transaction Systems Architects, Cl A*               7,900               50
TranSwitch*                                        19,410               59
TriQuint Semiconductor                             31,995              512
Waters*                                            32,632            1,167
Wind River Systems*                                18,288              192
                                                                  --------
                                                                    29,142
                                                                  --------
MATERIALS - 4.4%
Airgas*                                            14,200              188
AK Steel Holdings                                  21,991              186
Albemarle                                           9,800              185
Arch Coal                                          12,160              190
Bowater                                            13,852              610
Cabot                                              16,404              655
Carpenter Technology                                5,604              125
Crompton                                           24,300              168
Ferro                                               7,400              172
Fuller (H.B.)                                       4,093              187
Georgia-Pacific                                    20,304              735
Glatfeler (P.H.)                                    9,100              139
IMC Global                                         24,500              221
Longview Fibre                                     11,100              112
Lubrizol                                           12,502              395
Lyondell Chemical                                  25,200              289
Martin Marietta Materials                          12,480              488
Minerals Technologies                               5,723              216
Olin                                                9,600              141

The accompanying notes are an integral part of the financial statements.


(30     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                              SHARES/PAR (000)      VALUE (000)
--------------------------------------------------------------------------
Packaging Corporation of America*                  23,900         $    369
Potlatch                                            7,111              192
Rayonier                                            8,449              342
RPM                                                22,500              213
A. Schulman                                        10,600              109
Solutia                                            22,800              283
Sonoco Products                                    21,467              504
Ucar International*                                12,680              113
Valspar                                            12,522              419
Wausau-Mosinee Paper                               11,000              129
                                                                  --------
                                                                     8,075
                                                                  --------
TELECOMMUNICATION SERVICES - 1.4%
Broadwing*                                         52,798              849
Price Communications*                              11,900              202
Telephone & Data Systems                           15,494            1,461
                                                                  --------
                                                                     2,512
                                                                  --------
UTILITIES - 7.8%
AGL Resources                                      11,600              232
ALLETE                                             18,720              480
Alliant Energy                                     20,732              649
American Water Works                               25,198              995
Black Hills                                         6,594              201
Cleco                                              12,388              255
Conectiv                                           19,236              452
Covanta Energy*                                    10,493              123
DPL                                                29,707              723
DQE                                                13,409              258
Energy East                                        27,900              561
Hawaiian Electric Industries                        9,905              386
IDACORP                                            10,662              381
Kansas City Power & Light                          14,912              389
MDU Resources Group                                15,825              370
Montana Power                                      22,600              119
National Fuel Gas                                  21,352              492
Northeast Utilities                                32,683              612
NSTAR                                              15,066              631
OGE Energy                                         17,700              387
Oneok                                              13,890              230
Potomac Electric Power                             24,200              531
Public Service Company of New Mexico                9,348              236
Puget Energy                                       19,143              411
Questar                                            18,005              363
SCANA                                              24,667              626
Sierra Pacific Resources                           23,200              350
TECO Energy                                        32,018              868
UtiliCorp United                                   27,817              779
Vectren                                            14,600              327
Western Resources                                  14,800              245
WGL Holdings                                       10,051              270
Wisconsin Energy                                   26,568              598
                                                                  --------
                                                                    14,530
                                                                  --------
TOTAL COMMON STOCKS                                                180,565
                                                                  --------
U.S. TREASURY OBLIGATION - 0.6%
U.S. Treasury Bills (G)
   3.400%, 11/8/01                                $ 1,150            1,146
                                                                  --------
TOTAL U.S. TREASURY OBLIGATION                                       1,146
                                                                  --------

MID CAP INDEX FUND (CONCLUDED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 2.3%
First American Prime Obligations Fund (E)       4,319,982         $  4,320
                                                                  --------
TOTAL RELATED PARTY MONEY MARKET FUND                                4,320
                                                                  --------
TOTAL INVESTMENTS - 100.3%
   (Cost $206,140)                                                 186,031
                                                                  --------
OTHER ASSETS AND LIABILITIES, NET - (0.3%) (F)                        (635)
                                                                  --------
NET ASSETS:
Portfolio Capital                                                 $198,662
Undistributed net investment income                                     12
Accumulated net realized gains on
 investments                                                         6,839
Net unrealized depreciation of
 investments                                                       (20,117)
                                                                  --------
TOTAL NET ASSETS - 100.0%                                         $185,396
                                                                  --------
CLASS A:
Net asset value and redemption price per
 share (net assets of $2,971,894 and
 316,726 shares of capital stock issued
 and outstanding) (D)                                             $   9.38
Maximum sales charge of 5.50% (A)                                     0.55
                                                                  --------
Offering price per share                                          $   9.93
                                                                  --------
CLASS B:
Net asset value and offering price per
 share (B) (net assets of $1,265,396 and
 135,638 shares of capital stock issued
 and outstanding) (D)                                             $   9.33
                                                                  --------
CLASS C:
Net asset value per share (B) (net assets
 of $10 and 1 share of capital stock
 issued and outstanding) (D)                                      $   9.38
Maximum sales charge of 1.00% (C)                                     0.09
                                                                  --------
Offering price per share                                          $   9.47
                                                                  --------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $4,301,259 and 458,748 shares of
 capital stock issued and outstanding) (D)                        $   9.38
                                                                  --------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $176,856,990 and 18,854,877 shares
 of capital stock issued and outstanding) (D)                     $   9.38
                                                                  --------

*Non-income producing security

(A)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(B)Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(D)$0.0001 par value - 2 billion authorized

(E)This money market fund is advised by U.S. Bancorp Piper Jaffray Asset Management, Inc. who also serves as advisor for this fund. See also notes to the financial statements.

(F)Other assets and liabilities representing greater than five percent of the total net assets include the following (000):

     Collateral received for securities owned, at value     $  46,444
     Payable upon return of securities loans                $ (46,444)

(G)Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.

ADR - American Depositary Receipt
Cl - Class

                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     31)

STATEMENTS OF NET ASSETS September 30, 2001

EQUITY INDEX FUND

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 11.9%
American Greetings, Cl A                           12,644         $    167
AOL Time Warner*                                  878,148           29,067
Autozone*                                          22,194            1,151
Bed Bath & Beyond*                                 57,205            1,456
Best Buy*                                          41,500            1,886
Big Lots                                           22,442              186
Black & Decker                                     16,109              503
Brunswick                                          17,342              286
Carnival                                          115,898            2,552
Centex                                             11,740              396
Circuit City Stores                                41,229              495
Clear Channel Communications*                     116,451            4,629
Comcast, Cl A Special*                            187,316            6,719
Cooper Tire & Rubber                               14,367              205
Costco Wholesale*                                  89,192            3,172
Dana                                               29,324              457
Dardeen Restaurants                                23,401              614
Delphi Automotive Systems                         110,956            1,304
Dillards, Cl A                                     16,852              222
Dollar General                                     65,518              767
Dow Jones & Company                                16,905              768
Eastman Kodak                                      57,487            1,870
Family Dollar Stores                               34,033              937
Federated Department Stores*                       39,181            1,105
Ford Motor                                        362,626            6,292
Fortune Brands                                     30,310            1,015
Gannett                                            52,463            3,154
Gap                                               170,359            2,036
General Motors                                    108,739            4,665
Goodyear Tire & Rubber                             31,477              580
Harley-Davidson                                    59,937            2,427
Harrah's Entertainment*                            23,292              629
Hasbro                                             34,173              478
Hilton Hotels                                      73,313              576
Home Depot                                        462,529           17,747
International Game Technology*                     14,661              623
Interpublic Group of Companies                     84,017            1,714
J.C. Penney                                        52,139            1,142
Johnson Controls                                   17,216            1,123
Kb Home                                             8,758              249
Kmart*                                             97,112              679
Knight-Ridder                                      14,334              801
Kohls*                                             66,024            3,169
Leggett & Platt                                    38,876              758
Limited                                            84,518              803
Liz Claiborne                                      10,418              393
Lowe's                                            152,450            4,825
Marriott International, Cl A                       48,370            1,616
Mattel                                             85,662            1,341
May Department Stores                              59,224            1,719
Maytag                                             15,080              372
McDonald's                                        256,334            6,957
McGraw-Hill                                        38,710            2,253
Meredith                                            9,873              317
New York Times, Cl A                               31,592            1,233
Newell Rubbermaid                                  52,853            1,200
Nike, Cl B                                         53,757            2,516
Nordstrom                                          26,522              383
Office Depot*                                      58,973              802
Omnicom Group                                      36,710            2,382
Pulte                                              11,648              357
RadioShack                                         36,754              891

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Reebok International*                              11,610         $    240
Sears Roebuck and Company                          65,112            2,255
Sherwin Williams                                   31,045              690
Snap-On Tools                                      11,454              256
Stanley Works                                      16,908              618
Staples*                                           90,426            1,207
Starbucks*                                         75,348            1,126
Starwood Hotels and Resorts Worldwide              38,822              854
Target                                            178,197            5,658
Tiffany & Company                                  28,923              626
TJX                                                55,575            1,828
TMP Worldwide*                                     21,098              599
Toys "R" Us*                                       39,152              675
Tribune                                            59,183            1,858
Tricon Global Restaurants*                         29,113            1,142
TRW                                                24,752              738
Tupperware                                         11,478              229
Univision Communications*                          41,312              948
V. F.                                              22,201              650
Viacom, Cl B*                                     352,848           12,173
Visteon                                            25,946              331
Wal-Mart Stores                                   886,149           43,864
Walt Disney                                       414,265            7,714
Wendy's International                              22,523              600
Whirlpool                                          13,143              727
                                                                  --------
                                                                   228,737
                                                                  --------
CONSUMER STAPLES - 8.8%
Adolph Coors                                        7,398              333
Alberto-Culver, Cl B                               11,217              436
Albertson's                                        80,271            2,559
Anheuser-Busch                                    177,907            7,451
Archer-Daniels-Midland                            131,542            1,656
Avon Products                                      47,028            2,175
Brown-Foreman, Cl B                                13,568              857
Campbell Soup                                      80,927            2,266
Clorox                                             46,882            1,735
Coca-Cola                                         493,006           23,097
Coca-Cola Enterprises                              88,243            1,354
Colgate-Palmolive                                 111,208            6,478
ConAgra                                           106,458            2,390
CVS                                                77,955            2,588
General Mills*                                     56,407            2,567
Gillette                                          209,011            6,229
H.J. Heinz                                         69,116            2,913
Hershey Foods                                      27,086            1,771
Kellogg                                            80,449            2,413
Kimberly-Clark                                    105,482            6,540
Kroger*                                           160,684            3,959
Pepsi Bottling                                     28,504            1,313
PepsiCo                                           350,390           16,994
Philip Morris Companies                           435,970           21,053
Procter & Gamble                                  256,704           18,685
Ralston-Ralston Purina Group                       61,411            2,014
Safeway*                                          100,172            3,979
Sara Lee                                          155,558            3,313
SUPERVALU                                          26,243              531
Sysco                                             133,301            3,405
Unilever, ADR                                     113,344            6,123
UST                                                32,345            1,074
Walgreen                                          201,746            6,946
Winn-Dixie Stores                                  27,842              319
Wrigley, William Jr.                               44,769            2,297
                                                                  --------
                                                                   169,813
                                                                  --------

The accompanying notes are an integral part of the financial statements.


(32     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
ENERGY - 6.6%
Amerada Hess                                       17,669         $  1,122
Anadarko Petroleum                                 49,675            2,388
Apache                                             24,911            1,071
Ashland                                            13,821              533
Baker Hughes                                       66,602            1,928
Burlington Resources                               41,918            1,434
Chevron                                           127,152           10,776
Conoco, Cl B                                      123,813            3,137
Devon Energy                                       25,647              882
EOG Resources                                      22,979              665
Exxon Mobil                                     1,367,548           53,881
Halliburton                                        85,091            1,919
Kerr-McGee                                         19,806            1,028
Nabors Industries*                                 29,153              611
Noble Drilling*                                    26,618              639
Occidental Petroleum                               73,417            1,787
Phillips Petroleum                                 75,166            4,054
Progress Energy*                                    7,576                2
Rowan*                                             18,755              232
Royal Dutch Petroleum, ADR                        425,004           21,356
Schlumberger                                      113,300            5,178
Sunoco                                             16,636              592
Texaco                                            109,207            7,098
Transocean Sedco Forex*                            63,068            1,665
Unocal                                             48,239            1,568
USX-Marathon Group                                 61,169            1,636
                                                                  --------
                                                                   127,182
                                                                  --------
FINANCIALS - 17.9%
AFLAC                                             104,215            2,814
Allstate                                          143,581            5,363
Ambac Financial Group                              20,961            1,147
American Express                                  262,237            7,621
American International Group                      519,287           40,504
AmSouth Bancorp                                    73,386            1,326
Aon                                                51,900            2,180
Banc One                                          230,970            7,269
Bank of America                                   317,702           18,554
Bank of New York                                  145,785            5,102
BB&T                                               86,856            3,166
Bear Stearns                                       20,818            1,041
Capital One Financial                              41,302            1,901
Charles Schwab                                    274,715            3,159
Charter One Financial                              44,485            1,255
Chubb                                              34,729            2,480
Cincinnati Financial                               31,845            1,325
Citigroup                                         996,666           40,365
Comerica                                           35,371            1,960
Conseco*                                           66,953              486
Countrywide Credit Industries                      23,471            1,031
Fannie Mae                                        198,260           15,873
Freddie Mac                                       137,269            8,922
Fifth Third Bancorp                               114,064            7,013
FleetBoston Financial                             214,667            7,889
Franklin Resources                                 52,425            1,818
Golden West Financial                              31,610            1,837
Hartford Financial Services Group                  46,973            2,759
Household International                            91,930            5,183
Huntington Bancshares                              49,733              861
Jefferson-Pilot                                    30,139            1,341
John Hancock Financial Services                    61,060            2,439
J.P. Morgan Chase & Company                       393,478           13,437
KeyCorp                                            84,139            2,031
Lehman Brothers Holdings                           48,855            2,777

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Lincoln National                                   37,227         $  1,736
Loew's                                             39,099            1,810
Marsh & McLennan                                   54,609            5,281
MBIA                                               29,375            1,469
MBNA                                              168,821            5,114
Mellon Financial                                   94,585            3,058
Merrill Lynch & Company                           166,361            6,754
MetLife*                                          148,600            4,413
MGIC Investment                                    21,297            1,392
Moody's                                            31,207            1,155
Morgan Stanley Dean Witter & Company              220,556           10,223
National City                                     119,063            3,566
Northern Trust                                     44,123            2,316
PNC Financial Services                             57,281            3,279
Progressive                                        14,635            1,960
Providian Financial                                56,581            1,140
Regions Financial                                  45,077            1,301
SAFECO                                             25,319              768
SouthTrust                                         67,364            1,716
St. Paul Companies                                 42,501            1,752
State Street                                       64,493            2,934
Stilwell Financial                                 43,458              847
SunTrust Banks                                     57,870            3,854
Synovus Financial                                  57,323            1,582
T. Rowe Price Group                                24,374              714
Torchmark                                          24,860              970
Union Planters                                     27,166            1,165
UnumProvident                                      47,841            1,208
U.S. Bancorp                                      377,684            8,377
USA Education                                      32,299            2,678
Wachovia                                          277,880            8,614
Wachovia Contra*                                   42,533               20
Washington Mutual                                 173,866            6,690
Wells Fargo & Company                             340,153           15,120
XL Capital, Cl A                                   24,910            1,968
Zions Bancorporation                               18,254              980
                                                                  --------
                                                                   342,153
                                                                  --------
HEALTH CARE - 15.2%
Abbott Laboratories                               306,982           15,917
Aetna*                                             28,250              816
Allergan                                           26,081            1,729
American Home Products                            260,521           15,175
AmerisourceBergen*                                 20,389            1,447
Amgen*                                            206,756           12,151
Applera - Applied Biosystems Group                 41,847            1,021
Bard C.R.                                          10,040              516
Bausch & Lomb                                      10,626              301
Baxter International                              117,407            6,463
Becton Dickinson                                   51,139            1,892
Biogen*                                            29,458            1,637
Biomet                                             53,192            1,556
Boston Scientific*                                 79,552            1,631
Bristol - Myers Squibb                            385,198           21,402
Cardinal Health                                    88,364            6,535
Chiron*                                            37,632            1,670
Cigna                                              29,683            2,462
Forest Laboratories, Cl A*                         34,919            2,519
Guidant*                                           60,844            2,342
HCA                                               106,530            4,720
HealthSouth*                                       77,222            1,256
Humana*                                            33,669              406
Immunex*                                          105,854            1,977
Johnson & Johnson                                 600,175           33,250
King Pharmaceuticals*                              45,300            1,900


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     33)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Eli Lilly                                         222,756         $ 17,976
Manor Care*                                        20,386              573
McKesson HBOC                                      56,449            2,133
MedImmune*                                         42,169            1,502
Medtronic                                         239,545           10,420
Merck                                             454,476           30,268
Pfizer                                          1,251,209           50,173
Pharmacia & Upjohn                                257,855           10,459
Quintiles Transnational*                           23,106              337
Schering-Plough                                   289,980           10,758
St. Jude Medical*                                  16,988            1,163
Stryker                                            38,865            2,056
Tenet Healthcare*                                  64,259            3,833
UnitedHealth Group                                 62,864            4,180
Watson Pharmaceuticals*                            20,992            1,148
Wellpoint Health Networks*                         12,548            1,370
Zimmer Holdings*                                   38,510            1,069
                                                                  --------
                                                                   292,109
                                                                  --------
INDUSTRIALS - 10.5%
Allied Waste Industries*                           39,082              498
American Power Conversion*                         38,647              451
AMR*                                               30,478              583
Automatic Data Processing                         123,721            5,820
Avery Dennison                                     21,977            1,040
Boeing                                            172,902            5,792
Burlington Northern Santa Fe                       77,615            2,076
Caterpillar                                        68,035            3,048
Cendant*                                          204,825            2,622
Cintas Group                                       33,498            1,350
Concord EFS*                                       51,111            2,502
Convergys*                                         33,862              940
Cooper Industries                                  18,559              770
Crane                                              11,816              259
CSX                                                42,280            1,332
Cummins Engine                                      8,174              270
Danaher                                            28,248            1,333
Deere & Company                                    46,534            1,750
Delta Air Lines                                    24,394              643
Deluxe                                             14,055              485
Donnelley RR & Sons                                23,326              631
Dover                                              40,280            1,213
Eaton                                              13,656              809
Ecolab                                             25,281              918
Emerson Electric                                   84,923            3,996
Equifax                                            28,368              621
FedEx*                                             60,849            2,236
First Data                                         77,647            4,524
Fiserv*                                            36,962            1,264
Fluor                                              15,793              608
General Dynamics                                   39,827            3,518
General Electric                                1,968,748           73,237
Genuine Parts                                      34,083            1,086
Goodrich                                           20,468              399
Grainger (W.W.)                                    18,810              731
H&R Block                                          36,220            1,397
Honeywell International                           160,404            4,235
Illinois Tool Works                                60,236            3,259
IMS Health                                         58,398            1,463
Ingersoll-Rand                                     33,367            1,128
ITT Industries                                     17,418              780
Lockheed Martin                                    86,085            3,766
Masco                                              91,602            1,872
McDermott International*                           12,164              100

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Minnesota Mining & Manufacturing                   78,472         $  7,722
Molex                                              38,723            1,089
National Service Industrials                        8,140              168
Navistar International*                            11,772              333
Norfolk Southern                                   76,873            1,239
Northrop Grumman                                   16,911            1,708
Paccar                                             15,169              744
Pall                                               24,680              480
Parker-Hannifin                                    23,240              797
Paychex                                            73,988            2,331
Pitney Bowes                                       48,909            1,868
Power-One*                                         15,596               96
Raytheon                                           70,448            2,448
Robert Half International*                         34,850              697
Rockwell Collins                                   36,218              514
Rockwell International                             36,254              532
Ryder System                                       11,954              239
Sabre Group Holdings*                              26,340              704
Southwest Airlines                                150,955            2,240
Textron                                            27,942              939
Thomas & Betts                                     11,623              203
Tyco International                                383,837           17,465
Union Pacific                                      48,989            2,298
United Technologies                                93,296            4,338
US Airways Group*                                  13,321               62
Waste Management                                  123,971            3,315
                                                                  --------
                                                                   201,924
                                                                  --------
INFORMATION TECHNOLOGY - 14.0%
ADC Telecommunications*                           154,919              541
Adobe Systems                                      47,404            1,137
Advanced Micro Devices*                            68,173              556
Agilent Technologies*                              90,533            1,770
Altera*                                            76,658            1,256
Analog Devices*                                    71,264            2,330
Andrew*                                            16,130              293
Apple Computer*                                    69,179            1,073
Applied Materials*                                161,168            4,584
Applied Micro Circuits*                            59,565              416
Autodesk                                           10,685              343
Avaya*                                             56,247              557
BMC Software*                                      48,292              613
Broadcom, Cl A*                                    51,552            1,047
Ciena*                                             64,847              667
Cisco Systems*                                  1,450,620           17,669
Citrix Systems*                                    36,609              725
COMPAQ Computer                                   334,761            2,782
Computer Associates International                 114,222            2,940
Computer Sciences*                                 33,416            1,108
Compuware*                                         72,901              607
Comverse Technology*                               36,761              753
Conexant Systems*                                  48,982              407
Corning                                           184,361            1,626
Dell Computer*                                    515,518            9,553
Electronic Data Systems                            92,739            5,340
EMC *                                             437,397            5,139
Gateway*                                           64,007              349
Hewlett-Packard                                   385,066            6,200
International Business Machines                   344,360           31,784
Intel                                           1,332,909           27,245
Intuit*                                            41,352            1,480
Jabil Circuit*                                     37,907              679
JDS Uniphase*                                     260,882            1,649
KLA-Tencor*                                        36,745            1,160

The accompanying notes are an integral part of the financial statements.


(34     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
Lexmark International Group, Cl A*                 25,415         $  1,136
Linear Technology                                  63,003            2,067
LSI Logic*                                         71,637              842
Lucent Technologies                               675,054            3,868
Maxim Integrated Products*                         65,071            2,274
Mercury Interactive*                               16,375              312
Micron Technology*                                118,174            2,225
Microsoft*                                      1,066,741           54,585
Millipore                                           9,335              494
Motorola                                          435,289            6,791
National Semiconductor*                            34,379              758
NCR *                                              19,125              567
Network Appliance*                                 64,516              439
Nortel Networks                                   631,532            3,543
Novell*                                            71,378              261
Novellus Systems*                                  28,235              806
Oracle Systems*                                 1,112,619           13,997
Palm*                                             112,396              164
Parametric Technology*                             52,363              272
PeopleSoft*                                        58,273            1,051
PerkinElmer                                        20,004              525
PMC - Sierra*                                      32,600              335
QLogic*                                            18,263              347
QUALCOMM*                                         150,094            7,135
Sanmina*                                           63,359              860
Sapient*                                           24,362               94
Scientific-Atlanta                                 32,280              567
Seagate Escrow Security*                           45,986               13
Siebel Systems*                                    89,815            1,168
Solectron*                                        129,473            1,508
Sun Microsystems*                                 645,497            5,338
Symbol Technologies                                44,900              471
Tektronix*                                         18,585              325
Tellabs*                                           81,109              801
Teradyne*                                          34,550              674
Texas Instruments                                 344,081            8,595
Thermo Electron*                                   35,922              648
Unisys*                                            62,777              544
VERITAS Software*                                  78,771            1,453
Vitesse Semiconductor*                             36,339              282
Xerox                                             137,603            1,066
Xilinx*                                            65,923            1,551
Yahoo!*                                           112,357              990
                                                                  --------
                                                                   268,120
                                                                  --------
MATERIALS - 2.5%
Air Products and Chemicals                         45,176            1,743
Alcan Aluminum, ADR                                63,292            1,899
Alcoa                                             171,087            5,305
Allegheny Technologies                             15,884              212
Ball                                                5,461              327
Barrick Gold                                       78,496            1,362
Bemis                                              10,589              422
Boise Cascade                                      11,373              336
Dow Chemical                                      177,902            5,828
E.I. du Pont de Nemours                           206,696            7,755
Eastman Chemical                                   15,047              546
Engelhard                                          25,909              598
FMC*                                                6,177              303
Freeport-McMoRan Copper & Gold, Cl B*              28,497              313
Georgia-Pacific                                    44,770            1,289
Great Lakes Chemical                                9,967              220
Hercules                                           21,394              177
Homestake Mining                                   52,195              485
Inco*                                              36,046              447

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                        SHARES      VALUE (000)
--------------------------------------------------------------------------
International Flavors & Fragrances                 18,989         $    526
International Paper                                95,732            3,331
Louisiana Pacific                                  20,693              135
Mead                                               19,634              544
Newmont Mining                                     38,758              915
Nucor                                              15,379              611
Pactiv*                                            31,427              455
Phelps Dodge                                       15,379              423
Placer Dome                                        64,919              830
PPG Industries                                     33,376            1,527
Praxair                                            31,833            1,337
Rohm & Haas                                        43,640            1,430
Sealed Air*                                        16,577              605
Sigma-Aldrich                                      14,994              678
Temple-Inland                                       9,761              464
USX-U.S. Steel Group                               17,636              247
Vulcan Materials                                   20,012              865
Westvaco                                           19,951              513
Weyerhaeuser                                       42,634            2,077
Willamette Industries                              21,712              977
Worthington Industries                             16,912              190
                                                                  --------
                                                                    48,247
                                                                  --------
TELECOMMUNICATION SERVICES - 6.6%
ALLTEL                                             62,055            3,596
AT&T                                              683,870           13,199
AT&T Wireless Services*                           501,457            7,492
BellSouth                                         371,462           15,434
CenturyTel                                         27,944              936
Citizens Communications*                           56,552              532
Global Crossing*                                  175,709              316
Nextel Communications, Cl A*                      151,653            1,310
Qwest Communications*                             329,263            5,499
SBC Communications                                667,536           31,454
Sprint                                            175,660            4,218
Sprint PCS Group                                  185,719            4,883
Verizon Communications                            536,074           29,007
WorldCom*                                         572,416            8,609
                                                                  --------
                                                                   126,485
                                                                  --------
UTILITIES - 3.5%
AES*                                              105,460            1,352
Allegheny Energy                                   24,726              908
Ameren                                             27,215            1,045
American Electric Power                            63,865            2,761
Calpine*                                           59,196            1,350
CINenergy                                          31,536              974
CMS Energy                                         26,172              523
Consolidated Edison                                42,146            1,716
Constellation Energy                               32,433              785
Dominion Resources                                 49,043            2,911
DTE Energy                                         32,684            1,407
Duke Power                                        153,003            5,791
Dynegy                                             64,618            2,239
Edison International*                              64,584              850
El Paso Energy                                    100,921            4,193
Enron                                             147,883            4,027
Entergy                                            43,768            1,556
Exelon                                             63,553            2,834
FirstEnergy                                        44,420            1,597
FPL Group                                          34,756            1,861
GPU                                                23,703              957
Keyspan                                            27,214              905
Kinder Morgan                                      22,660            1,115
Mirant*                                            67,301            1,474


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     35)

STATEMENTS OF NET ASSETS September 30, 2001

DESCRIPTION                              SHARES/PAR (000)      VALUE (000)
--------------------------------------------------------------------------
Niagara Mohawk Holdings*                           31,780       $      539
NICOR                                               8,993              348
NiSource                                           40,933              954
Peoples Energy                                      7,010              279
PG&E                                               76,745            1,167
Pinnacle West Capital                              16,804              667
PPL                                                28,933              943
Progress Energy                                    43,041            1,850
Public Service Enterprises                         41,225            1,754
Reliant Energy                                     58,968            1,552
Sempra Energy                                      40,820            1,010
Southern                                          135,179            3,242
TXU                                                50,932            2,359
Williams                                          101,908            2,782
Xcel Energy                                        68,029            1,915
                                                                ----------
                                                                    66,492
                                                                ----------
TOTAL COMMON STOCKS                                              1,871,262
                                                                ----------
U.S. TREASURY OBLIGATIONS - 0.2%
United States Treasury Bill (G)
 3.400%, 11/08/01                             $     1,300            1,295
United States Treasury (G)
 3.305%, 12/13/01                                   3,000            2,986
                                                                ----------
TOTAL U.S. TREASURY OBLIGATIONS                                      4,281
                                                                ----------
RELATED PARTY MONEY MARKET FUND - 1.1%
First American Prime Obligations Fund (E)      20,461,944           20,462
                                                                ----------
TOTAL RELATED PARTY MONEY MARKET FUND                               20,462
                                                                ----------
TOTAL INVESTMENTS - 98.8%
   (Cost $1,480,226)                                             1,896,005
                                                                ----------
OTHER ASSETS AND LIABILITIES, NET - 1.2% (F)                        23,378
                                                                ----------

EQUITY INDEX FUND (CONCLUDED)

DESCRIPTION                                                    VALUE (000)
--------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital                                               $1,533,790
Undistributed net investment income                                    532
Accumulated net realized loss on
 investments                                                       (31,770)
Net unrealized appreciation of
 investments                                                       416,831
                                                                ----------
TOTAL NET ASSETS - 100.0%                                       $1,919,383
                                                                ----------
CLASS A:
Net asset value and redemption price per
 share (net assets of $188,410,393 and
 9,660,241 shares of capital stock issued
 and outstanding) (D)                                           $    19.50
Maximum sales charge of 5.50% (A)                                     1.14
                                                                ----------
Offering price per share                                        $    20.64
                                                                ----------
CLASS B:
Net asset value and offering price per
 share (B) (net assets of $95,585,724
 and 4,955,350 shares of capital stock
 issued and outstanding) (D)                                    $    19.29
                                                                ----------
CLASS C:
Net asset value per share (B) (net assets
 of $29,559,782 and 1,523,153 shares of
 capital stock issued and outstanding) (D)                      $    19.41
Maximum sales charge of 1.00% (C)                                     0.20
                                                                ----------
Offering price per share                                        $    19.61
                                                                ----------
CLASS S:
Net asset value, offering price and
 redemption price per share (net assets
 of $38,220,187 and 1,959,911 shares of
 capital stock issued and outstanding) (D)                      $    19.50
                                                                ----------
CLASS Y:
Net asset value, offering price and
 redemption price per share (net assets
 of $1,567,607,003 and 80,422,440
 shares of capital stock issued and
 outstanding) (D)                                               $    19.49
                                                                ----------

*Non-income producing security.

(A)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(B)Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(C)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(D)$0.0001 par value - 2 billion authorized

(E)This money market is advised by US Bancorp Piper Jaffray Asset Management, Inc. who also serves as advisor for this fund. See also the notes to the financial statements.

(F)Other assets and liabilities representing greater than five percent of the total net assets include the following (000):

     Collateral received for securities owned, at value   $ 451,661
     Payable upon return of securities loans              $(451,661)

(G)Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.

ADR - American Depositary Receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.


(36     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                 (This page has been left blank intentionally.)


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     37)

STATEMENTS OF OPERATIONS in thousands

                                                                    SMALL CAP                   MID CAP        EQUITY
                                                                   INDEX FUND                INDEX FUND    INDEX FUND
                                                        ---------------------     ---------------------    ----------
                                                         11/1/00      12/1/99      11/1/00     11/4/99*       10/1/00
                                                              to           to           to           to            to
                                                         9/30/01     10/31/00      9/30/01     10/31/00       9/30/01
                                                        --------     --------     --------     --------    ----------
INVESTMENT INCOME:
Interest                                                $     36      $    89     $    503     $    485     $   1,217
Dividends                                                    544          484        1,749        1,010        18,774
Securities lending                                            18           --            8           --           369
------------------------------------------------------  --------     --------     --------     --------     ---------
TOTAL INVESTMENT INCOME                                      598          573        2,260        1,495        20,360
======================================================  ========     ========     ========     ========     =========
EXPENSES:
Investment advisory fees                                     283          263          448          248        10,651
Administrator and fund accounting fees                       101          354          267          156         1,719
Transfer agent fees and expenses                              36           25           56           36           477
Custodian fees                                                36           33           37           66           457
Directors' fees                                                1            3            6            7            15
Registration fees                                              5           --           63           41            15
Professional fees                                              5           14           47           58            46
Printing                                                       6           16           17           11            91
Miscellaneous fees                                             9            5           25           23            20
Service fees - Class A                                         1           --            7            3            --
Service fees - Class B                                        --           --            3            1            --
Service fees - Class Y                                        --           --           --           --            --
Shareholder service fees - Class S                            41           --            4           --             2
Distribution fees - Class A                                   --           --           --           --           298
Distribution fees - Class B                                   --           --            9            3         1,050
Distribution fees - Class C                                   --           --           --           --           343
------------------------------------------------------  --------     --------     --------     --------     ---------
TOTAL EXPENSES                                               524          713          989          653        15,184
======================================================  ========     ========     ========     ========     =========
Less: Waiver of expenses                                     (19)        (217)         (69)        (151)       (8,160)
------------------------------------------------------  --------     --------     --------     --------     ---------
TOTAL NET EXPENSES                                           505          496          920          502         7,024
======================================================  ========     ========     ========     ========     =========
Investment income - net                                       93           77        1,340          993        13,336
------------------------------------------------------  --------     --------     --------     --------     ---------
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS AND FUTURES
TRANSACTIONS - NET:
Net realized gain (loss) on investments                   (2,074)       6,829       10,230       10,866         5,374
Net realized loss on futures contracts                        --           --       (3,204)          --        (8,009)
Net change in unrealized appreciation or depreciation
 of investments                                           (7,595)       6,540      (43,987)       9,672      (424,413)
Net change in unrealized appreciation or depreciation
 of futures contracts                                         --           --           99           --           505
------------------------------------------------------  --------     --------     --------     --------     ---------
NET GAIN (LOSS) ON INVESTMENTS                            (9,669)      13,369      (36,862)      20,538      (426,543)
======================================================  ========     ========     ========     ========     =========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                         $ (9,576)     $13,446     $(35,522)    $ 21,531     $(413,207)
======================================================  ========     ========     ========     ========     =========

*Commencement of operations.


The accompanying notes are an integral part of the financial statements.

(38     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                          SMALL CAP                MID CAP
                                                                                         INDEX FUND             INDEX FUND
                                                                     ------------------------------    -------------------
                                                                      11/1/00    12/1/99   12/30/98*    11/1/00    11/4/99*
                                                                           to         to         to          to         to
                                                                      9/30/01   10/31/00   11/30/99     9/30/01   10/31/00
-------------------------------------------------------------------  --------   --------   --------    --------   --------
OPERATIONS
Investment income - net                                                    93         77         20       1,340        993
Net realized gain on investments                                       (2,074)     6,829        741      10,230     10,866
Net realized loss on futures contracts                                     --         --                 (3,204)        --
Net change in unrealized appreciation/depreciation of investments      (7,595)     6,540      1,715     (43,987)     9,672
Net change in unrealized appreciation/depreciation of futures
 contracts                                                                 --         --         --          99         --
-------------------------------------------------------------------  --------   --------   --------    --------   --------
Net increase (decrease) in net assets resulting from operations        (9,576)    13,446      2,476     (35,522)    21,531
-------------------------------------------------------------------  --------   --------   --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                  --         --         --         (15)       (10)
  Class B                                                                  --         --         --          --         (1)
  Class C                                                                  --         --         --          --         --
  Class S                                                                  --         (8)        (6)        (13)        --
  Class Y                                                                 (75)       (91)       (13)     (1,357)      (917)
Net realized gain on investments:
  Class A                                                                 (17)        (2)        --        (164)        --
  Class B                                                                  --         --         --         (83)        --
  Class C                                                                  --         --         --          --         --
  Class S                                                              (1,542)      (200)        --          --         --
  Class Y                                                              (3,106)      (620)        --     (10,756)        --
Distribution in excess of net realized gain on investments:

  Class Y                                                              (2,143)        --         --          --         --
-------------------------------------------------------------------  --------   --------   --------    --------   --------
  Total Distributions                                                  (6,883)      (921)       (19)    (12,388)      (928)
-------------------------------------------------------------------  --------   --------   --------    --------   --------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Class A
  Proceeds from sales                                                     220         33        140         790      1,923
  Reinvestment of distributions                                            15          2         --         177         10
  Payments for redemptions                                                 (5)       (22)       (10)       (581)      (281)
  Shares issued in connection with the acquisition of Fund net
   assets                                                                  --         --         --      67,948         --
-------------------------------------------------------------------  --------   --------   --------    --------   --------
Increase in net assets from Class A transactions                          230         13        130      68,334      1,652
-------------------------------------------------------------------  --------   --------   --------    --------   --------
Class B
  Proceeds from sales                                                     122         --         --         681        887
  Reinvestment of distributions                                            --         --         --          82          1
  Payments for redemptions                                                 --         --         --         (98)       (30)
  Shares issued in connection with the acquisition of Fund net
   assets                                                                  --         --         --          32         --
-------------------------------------------------------------------  --------   --------   --------    --------   --------
Increase in net assets from Class B transactions                          122         --         --         697        858
-------------------------------------------------------------------  --------   --------   --------    --------   --------
Class C
  Proceeds from sales                                                      --         --         --          --         --
  Reinvestment of distributions                                            --         --         --          --         --
  Payments for redemptions                                                 --         --         --          --         --
-------------------------------------------------------------------  --------   --------   --------    --------   --------
Increase in net assets from Class C transactions                           --         --         --          --         --
-------------------------------------------------------------------  --------   --------   --------    --------   --------
Class S
  Proceeds from sales                                                   4,610      7,421     29,376       5,246         --
  Reinvestment of distributions                                         1,542        208          6          10         --
  Payments for redemptions                                             (6,308)    (7,286)   (14,109)       (103)        --
  Shares issued in connection with the acquisition of Fund net
   assets                                                                  --         --         --          --         --
-------------------------------------------------------------------  --------   --------   --------    --------   --------
Increase (decrease) in net assets from Class S transactions              (156)       343     15,273       5,153         --
-------------------------------------------------------------------  --------   --------   --------    --------   --------
Class Y
  Proceeds from sales                                                  19,643      6,872     42,759      62,582    115,867
  Reinvestment of distributions                                         5,033        703         13      10,450        812
  Payments for redemptions                                            (18,916)    (1,872)      (211)    (42,614)   (11,088)
  Shares issued in connection with the acquisition of Fund net
   assets                                                                  --         --         --          --         --
-------------------------------------------------------------------  --------   --------   --------    --------   --------
Increase in net assets from Class Y transactions                        5,760      5,703     42,561      30,418    105,591
-------------------------------------------------------------------  --------   --------   --------    --------   --------
Increase in net assets from capital share transactions                  5,956      6,059     57,964     104,602    108,101
-------------------------------------------------------------------  --------   --------   --------    --------   --------
Total increase (decrease) in net assets                               (10,503)    18,584     60,421      56,692    128,704
NET ASSETS AT BEGINNING OF PERIOD                                      79,005     60,421         --     128,704         --
===================================================================  ========   ========   ========    ========   ========
NET ASSETS AT END OF PERIOD                                          $ 68,502   $ 79,005   $ 60,421    $185,396   $128,704
===================================================================  ========   ========   ========    ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME                                  $     18   $     --   $     14    $     12   $     65
===================================================================  ========   ========   ========    ========   ========

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                      EQUITY
                                                                                  INDEX FUND
                                                                     -----------------------
                                                                        10/1/00      10/1/99
                                                                             to           to
                                                                        9/30/01      9/30/00
-------------------------------------------------------------------  ----------   ----------
OPERATIONS
Investment income - net                                                  13,336       12,671
Net realized gain on investments                                          5,374       33,504
Net realized loss on futures contracts                                   (8,009)      (1,336)
Net change in unrealized appreciation/depreciation of investments      (424,413)     134,082
Net change in unrealized appreciation/depreciation of futures
 contracts                                                                  505         (254)
-------------------------------------------------------------------  ----------   ----------
Net increase (decrease) in net assets resulting from operations        (413,207)     178,667
-------------------------------------------------------------------  ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                  (827)        (797)
  Class B                                                                  (107)         (57)
  Class C                                                                   (36)         (16)
  Class S                                                                    --           --
  Class Y                                                               (12,164)     (11,786)
Net realized gain on investments:
  Class A                                                                (4,071)      (3,056)
  Class B                                                                (3,632)     (32,195)
  Class C                                                                (1,074)      (2,748)
  Class S                                                                    --           --
  Class Y                                                               (19,362)        (520)
Distribution in excess of net realized gain on investments:

  Class Y                                                               (22,090)          --
-------------------------------------------------------------------  ----------   ----------
  Total Distributions                                                   (63,363)     (51,175)
-------------------------------------------------------------------  ----------   ----------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Class A
  Proceeds from sales                                                    32,332       51,652
  Reinvestment of distributions                                           5,450        3,719
  Payments for redemptions                                              (38,360)     (41,677)
  Shares issued in connection with the acquisition of Fund net
   assets                                                                88,502           --
-------------------------------------------------------------------  ----------   ----------
Increase in net assets from Class A transactions                         87,924       13,694
-------------------------------------------------------------------  ----------   ----------
Class B
  Proceeds from sales                                                    12,499       31,361
  Reinvestment of distributions                                           3,673        2,741
  Payments for redemptions                                              (16,026)     (20,677)
  Shares issued in connection with the acquisition of Fund net
   assets                                                                10,297           --
-------------------------------------------------------------------  ----------   ----------
Increase in net assets from Class B transactions                         10,443       13,425
-------------------------------------------------------------------  ----------   ----------
Class C
  Proceeds from sales                                                    13,181       21,485
  Reinvestment of distributions                                           1,076          519
  Payments for redemptions                                               (7,527)      (5,551)
-------------------------------------------------------------------  ----------   ----------
Increase in net assets from Class C transactions                          6,730       16,453
-------------------------------------------------------------------  ----------   ----------
Class S
  Proceeds from sales                                                     2,562           --
  Reinvestment of distributions                                              --           --
  Payments for redemptions                                                  (13)          --
  Shares issued in connection with the acquisition of Fund net
   assets                                                                33,029           --
-------------------------------------------------------------------  ----------   ----------
Increase (decrease) in net assets from Class S transactions              35,578           --
-------------------------------------------------------------------  ----------   ----------
Class Y
  Proceeds from sales                                                   357,991      487,404
  Reinvestment of distributions                                          47,069       37,337
  Payments for redemptions                                             (324,903)    (438,062)
  Shares issued in connection with the acquisition of Fund net
   assets                                                               484,952           --
-------------------------------------------------------------------  ----------   ----------
Increase in net assets from Class Y transactions                        565,109       86,679
-------------------------------------------------------------------  ----------   ----------
Increase in net assets from capital share transactions                  705,784      130,251
-------------------------------------------------------------------  ----------   ----------
Total increase (decrease) in net assets                                 229,214      257,743
NET ASSETS AT BEGINNING OF PERIOD                                     1,690,169    1,432,426
===================================================================  ==========   ==========
NET ASSETS AT END OF PERIOD                                          $1,919,383   $1,690,169
===================================================================  ==========   ==========
UNDISTRIBUTED NET INVESTMENT INCOME                                  $      532   $      335
===================================================================  ==========   ==========

*Commencement of operations.


The accompanying notes are an integral part of the financial statements.

                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     39)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                          REALIZED AND
                              NET ASSET                     UNREALIZED     DIVIDENDS
                                  VALUE             NET       GAINS OR      FROM NET   DISTRIBUTIONS
                              BEGINNING      INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                              OF PERIOD   INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                              ---------   -------------   ------------    ----------   -------------
SMALL CAP INDEX FUND (C)
Class A
 2001(8)(10)                  $  12.23        $ (0.01)        $ (1.49)      $  0.00        $ (1.05)
 2000(9)                         10.18          (0.01)           2.20          0.00          (0.14)
 1999(6)                         10.00           0.00            0.19         (0.01)          0.00
Class B
 2001(7)(8)(10)               $  10.97        $ (0.01)        $ (1.33)      $  0.00        $  0.00
Class C
 2001(4)(8)(10)               $   9.49        $  0.00         $  0.19       $  0.00        $  0.00
Class S
 2001(8)(10)                  $  12.19        $ (0.01)        $ (1.49)      $  0.00        $ (1.05)
 2000(9)                         10.17          (0.01)           2.18         (0.01)         (0.14)
 1999(6)                         10.00           0.00            0.17          0.00           0.00
Class Y
 2001(8)(10)                  $  12.24        $  0.02         $ (1.50)      $ (0.01)       $ (1.05)
 2000(9)                         10.19           0.02            2.19         (0.02)         (0.14)
 1999(6)                         10.00           0.01            0.19         (0.01)          0.00
-------                       --------        -------         -------       -------        -------
MID CAP INDEX FUND (B)
Class A
 2001(8)(10)                  $  12.56        $  0.05         $ (2.11)      $ (0.05)       $ (1.07)
 2000(3)                         10.00           0.04            2.56         (0.04)          0.00
Class B
 2001(8)(10)                  $  12.52        $  0.00         $ (2.12)      $  0.00        $ (1.07)
 2000(3)                         10.00          (0.01)           2.56         (0.03)          0.00
Class C
 2001(4)(8)(10)               $   9.07        $  0.00         $  0.31       $  0.00        $  0.00
Class S
 2001(5)(8)(10)               $  11.07        $  0.04         $ (1.67)      $ (0.06)       $  0.00
Class Y
 2001(8)(10)                  $  12.55        $  0.08         $ (2.11)      $ (0.07)       $ (1.07)
 2000(3)                         10.00           0.08            2.55         (0.08)          0.00
-------                       --------        -------         -------       -------        -------
EQUITY INDEX FUND
Class A
 2001(10)                     $  27.75        $  0.18         $ (7.43)      $ (0.17)       $ (0.83)
 2000                            25.52           0.17            2.91         (0.17)         (0.68)
 1999                            20.61           0.21            5.36         (0.22)         (0.44)
 1998                            20.76           0.24            1.39         (0.24)         (1.54)
 1997                            15.49           0.12            5.70         (0.12)         (0.43)
Class B
 2001(10)                     $  27.49        $  0.00         $ (7.35)      $ (0.02)       $ (0.83)
 2000                            25.34           0.00            2.84         (0.01)         (0.68)
 1999                            20.49           0.05            5.30         (0.06)         (0.44)
 1998                            20.67           0.09            1.36         (0.09)         (1.54)
 1997                            15.43           0.12            5.67         (0.12)         (0.43)
Class C
 2001(10)                     $  27.66        $  0.00         $ (7.40)      $ (0.02)       $ (0.83)
 2000                            25.48           0.00            2.88         (0.02)         (0.68)
 1999(1)                         25.35           0.06            0.13         (0.06)          0.00
Class S
 2001(2)(10)                  $  18.80        $  0.00         $  0.70       $  0.00        $  0.00
Class Y
 2001(10)                     $  27.74        $  0.23         $ (7.42)      $ (0.23)       $ (0.83)
 2000                            25.51           0.23            2.91         (0.23)         (0.68)
 1999                            20.60           0.28            5.35         (0.28)         (0.44)
 1998                            20.74           0.29            1.40         (0.29)         (1.54)
 1997                            15.47           0.29            5.70         (0.29)         (0.43)
-------                       --------        -------         -------       -------        -------

 (A)Excluding sales charges.
 (B)The financial highlights for the Mid Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Index Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Index Fund on September 24, 2001. In connection with such acquisition,
   (i) Firstar Class A shares were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
 (C)The financial highlights for the Small Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Index Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Index Fund on September 24, 2001. In connection with such acquisition, (i) Firstar Class A shares were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
 (1)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return.
 (2)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
 (3)Commenced operations on November 4, 1999. All ratios for the period have been annualized, except total return.
 (4)Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return.
 (5)Class S shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return.
 (6)Commenced operations on December 30, 1998. All ratios for the period have been annualized, except total return.
 (7)Class B shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return.
 (8)Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30.
 (9)Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31.
(10)Per share data calculated using average shares method.


The accompanying notes are an integral part of the financial statements.

(40     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                                                                                           RATIO OF NET
                                                                               RATIO OF      INVESTMENT
                                                            RATIO OF NET    EXPENSES TO   INCOME (LOSS)
 NET ASSET                                     RATIO OF       INVESTMENT        AVERAGE      TO AVERAGE
     VALUE                    NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS      NET ASSETS   PORTFOLIO
    END OF         TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING      (EXCLUDING    TURNOVER
    PERIOD    RETURN (A)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)        WAIVERS)        RATE
----------    ----------    ------------    -----------    -------------    -----------   -------------   ---------


  $  9.68       (12.76)%     $      341         0.91%           (0.07)%         0.94%          (0.10)%        102%
    12.23        21.81              177         0.99            (0.11)          1.09           (0.21)          32
    10.18         1.86              134         1.00            (0.15)          1.14           (0.29)          35

  $  9.63       (12.11)%     $      107         1.65%           (0.84)%         1.69%          (0.88)%        102%

  $  9.68         2.11%      $       --         0.00%            0.00%          0.00%           0.00%         102%

  $  9.64       (12.82)%     $   13,886         0.88%           (0.05)%         0.91%          (0.08)%        102%
    12.19        21.54           18,057         0.99            (0.11)          1.09           (0.21)          32
    10.17         1.74           14.955         0.92            (0.06)          1.12           (0.26)          35

  $  9.70       (12.56)%     $   54,169         0.66%            0.19%          0.68%           0.17%         102%
    12.24        21.93           60,771         0.69             0.19           1.09           (0.21)          32
    10.19         2.01           45,331         0.68             0.18           1.13           (0.27)          35
  -------       ------       -----------        ----            -----           ----           -----          ---


  $  9.38       (17.60)%     $    2,972         0.75%            0.51%          0.80%           0.46%          43%
    12.56        26.48            1,918         0.75             0.71           0.90            0.60           45

  $  9.33       (18.15)%     $    1,265         1.50%           (0.24)%         1.54%          (0.28)%         43%
    12.52        25.65              905         1.50             0.00           1.65           (0.15)          45

  $  9.38         3.42%      $       --         0.00%            0.00%          0.00%           0.00%          43%

  $  9.38       (14.77)%     $    4,301         0.75%            0.47%          0.80%           0.42%          43%

  $  9.38       (17.34)%     $  176,857         0.50%            0.75%          0.53%           0.72%          43%
    12.55        26.62          125,881         0.50             1.00           0.65            0.85           45
  -------       ------       -----------        ----            -----           ----           -----          ---


  $ 19.50       (26.95)%     $  188,410         0.60%            0.74%          1.14%           0.20%           6%
    27.75        12.11          134,180         0.60             0.62           1.14            0.08           16
    25.52        27.30          110,439         0.60             0.85           1.14            0.31            7
    20.61         8.50           46,010         0.60             1.11           1.13            0.58           14
    20.76       (14.39)          15,977         0.60             1.36           1.13            0.83            8

  $ 19.29       (27.49)%     $   95,586         1.35%           (0.01)%         1.89%          (0.55)%          6%
    27.49        11.25          121,092         1.35            (0.13)          1.89           (0.67)          16
    25.34        26.38           99,054         1.35             0.10           1.89           (0.44)           7
    20.49         7.66           44,122         1.35             0.37           1.88           (0.16)          14
    20.67        38.45           23,733         1.35             0.61           1.88            0.08            8

  $ 19.41       (27.51)%     $   29,560         1.35%           (0.01)%         1.89%          (0.55)%          6%
    27.66        11.31           34,811         1.35            (0.13)          1.89           (0.67)          16
    25.48         0.76           16,861         1.35             0.07           1.89           (0.47)           7

  $ 19.50         3.72%      $   38,220         0.72%            0.89%          1.20%           0.41%           6%

  $ 19.49       (26.78)%     $1,567,607         0.35%            0.99%          0.89%           0.45%           6%
    27.74        12.38        1,400,086         0.35             0.87           0.89            0.33           16
    25.51        27.61        1,206,072         0.35             1.11           0.89            0.57            7
    20.60         8.82          996,528         0.35             1.36           0.88            0.83           14
    20.74        39.85          557,258         0.35             1.62           0.88            1.09            8
  -------       ------       -----------        ----            -----           ----           -----          ---


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     41)

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001

1 >  ORGANIZATION

     The First American Small Cap Index Fund, Mid Cap Index Fund and Equity Index Fund (each "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. (FAIF) which is a member of the First American Family of Funds. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Board of Directors to create additional funds in the future.

     The Funds offer Class A, Class B, Class C, Class S, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge and may be subject to a contingent deferred sales charge for 18 months. Class S shares have no sales charge and are offered through banks and other financial institutions. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

     The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies and strategies. All classes of shares have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.

2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for the Funds' investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses are borne by that Class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared and paid monthly. Any net realized capital gains on sales of a fund's securities are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. For


(42     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

     Federal tax purposes, required distributions related to realized gains for security transactions are computed as of September 30 or October 31.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales, AND POST OCTOBER LOSSES for tax purposes. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     On the Statement of Net Assets the following adjustments were made (000):

                                    ACCUMULATED      UNDISTRIBUTED    ADDITIONAL
                                   NET REALIZED     NET INVESTMENT       PAID IN
                                     GAIN(LOSS)             INCOME       CAPITAL
     ---------------------------------------------------------------------------
     Mid Cap Index Fund                $   (51)                (7)            58
     Equity Index Fund                  (9,680)                (4)         9,684
     ---------------------------------------------------------------------------

     As of September 30, 2001, the following funds have post- October and capital loss carryforwards (CLC) (000):

                                     POST-OCTOBER   CLC AMOUNT   EXPIRATION DATE
     ---------------------------------------------------------------------------
     Small Cap Index Fund                      --       $2,106              2009
     Equity Index Fund                     $4,055        8,439              2008
     ---------------------------------------------------------------------------

     FUTURES TRANSACTIONS - In order to gain exposure to or protect against changes in the market, certain Funds may enter into S&P Stock Index futures contracts and other stock futures contracts.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, U.S. government securities or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

     HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for the Small Cap Index Fund and the Mid Cap Index Fund, prior to September 26, 2001, is that of Firstar Small Cap Index Fund and Firstar Mid Cap Index Fund, respectively.

     USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  FEES AND EXPENSES

     ADVISOR FEES - Prior to May 2, 2001, First American Asset Management ("FAAM"), a division of U.S. Bank National Association ("U.S. Bank"), served as investment advisor to the Equity Index Fund. Firstar Investment Research & Management Company LLC ("FIRMCO") served as investment advisor to Mid Cap Index Fund and Small Cap Index Fund. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), a subsidiary of U.S. Bank. The investment advisory fees paid by each fund did not change as a result of the combination. Pursuant to an investment advisory agreement (the "Agreement"), the Advisor manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for the Equity Index Fund and Mid Cap Index Fund is equal to an annual rate of 0.25% of the average daily net assets. The fee for the Small Cap Index Fund is equal to an annual rate of 0.40% of average daily net assets. The Advisor voluntarily waived fees during the current fiscal year so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     The Funds may invest in First American Funds, Inc. (FAF), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF fund an amount equal to the investment advisory fee earned by FAF related to such investments.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     43)

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001

     ADMINISTRATION FEES - U.S. Bank is the administrator to the First American Family of Funds. Under the arrangements, the Funds are charged an annual rate of 0.12% of each FAIF Fund's average daily net assets, with a minimum annual fee of $50,000. To the extent that aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FAIF Fund is reduced to 0.105% of its respective share of excess net assets. Fees are computed daily and paid monthly. Administration fees paid to U.S. Bank as administrator for the year ended September 30, 2001 for the Equity Index Fund was $728,000.

     Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of U.S. Bancorp, served as the administrator of the Small Cap Index Fund and Mid Cap Index Fund. As administrator, FMFS earned a fee at an annual rate of 0.125% on the first $2 billion of average daily net assets and 0.10% on net assets in excess of $2 billion. For the period of November 1, 2000 to September 30, 2001, FMFS earned fees, which were computed daily and paid monthly, from the Mid Cap Index Fund and Small Cap Index Fund of $186,000 and $78,000 respectively.

     SUB-ADMINISTRATION FEES - Both SEI Investments Mutual Fund Services ("SIMFS") and FMFS provided sub-administration services for the Funds for the period ended September 30, 2001. For these services U.S. Bank compensates SIMFS and FMFS monthly at a rate equal to 0.05% of aggregate average daily net assets of the FAIF. In addition, SIMFS also received 0.015% on assets up to $34.5 billion, 0.0075% on the next $25.5 billion and 0.005% on the assets over $60 billion for the First American Family of Funds. There is a minimum fee of $50,000 per fund (the oldest 38 funds excluded). U.S. Bank paid SIMFS $9,211,172 and FMFS $1,182,706 in aggregate from October 1, 2000 through September 30, 2001. For the Equity Index Fund SIMFS and FMFS earned $874,000 and $56,000 respectively.

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank served as the Funds' custodian for the Equity Index Fund. The fee is equal to an annual rate of 0.03% of average daily net assets, which is computed daily and paid monthly. Firstar Bank N.A, an affiliate of U.S. Bancorp, served as custodian for the Mid Cap Index Fund and Small Cap Index Fund. Under the arrangement, the Funds were charged an annual rate of 0.02% on the first $2 billion of Firstar Funds' assets, 0.015% on the next $2 billion, 0.01% on the next $1 billion and 0.005% on net assets in excess of $5 billion.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - SEI Investments Distribution Co. ("SIDCO") served as distributor of the Equity Index Fund. Under the respective distribution plan, the Fund paid SIDCO a monthly distribution fee equal to an annual rate of 0.25% of the Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares and 1.00% of the Class C shares, which may be used by SIDCO to provide compensation for sales support and distribution activities.

     FAIF has adopted and entered into a shareholder service plan and agreement with SIDCO. Each fund pays to SIDCO a monthly distribution fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. Under the agreements, SIDCO paid the following amounts to affiliates of U.S. Bank for the period ended September 30, 2001 (000):

                                                                    U.S. BANCORP
                                                   U.S. BANK       PIPER JAFFRAY
     ---------------------------------------------------------------------------
     Equity Index Fund                                  $201                $247
     ---------------------------------------------------------------------------


(44     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

     Quasar Distributors, LLC ("Quasar"), an affiliate of U.S. Bancorp, served as distributor for the Mid Cap Index Fund and Small Cap Index Fund. Under the respective distribution agreement the Funds paid Quasar a monthly distribution fee equal to a rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, and 1.00% of the Class C shares. Under the respective shareholder servicing agreement the Funds paid Quasar a monthly distribution fee equal to a rate 0.25% of each Funds average daily net assets of the Class S shares. The Mid Cap Index Fund and the Small Cap Index Fund paid $15,000 and $42,000, respectively, in shareholder servicing fees during the year.

     As of October 1, 2001, Quasar was named as the distributor of the FAIF
     Funds.

     TRANSFER AGENT FEES - U.S. Bank is the transfer agent and dividend disbursement agent of FAIF. As the servicing agent, U.S. Bank was paid $8,602,245 in aggregate for the year ended September 30, 2001 for the First American Family of Funds. Fees paid by the Equity Index Fund were $180,000. FMFS served as the transfer agent to the Mid Cap Index Fund and Small Cap Index Fund. For the period November 1, 2000 to September 30, 2001, the transfer agent fees paid to FMFS from the Mid Cap Index Fund and Small Cap Index Fund were $50,000 and $36,000 respectively.

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

     For the period ended September 30, 2001, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                                                            CDSC
                                                       AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                                AMOUNT SUBJECT TO CHARGE
     ---------------------------------------------------------------------------
        First                                                         5.00%
        Second                                                        5.00%
        Third                                                         4.00%
        Fourth                                                        3.00%
        Fifth                                                         2.00%
        Sixth                                                         1.00%
        Seventh                                                       0.00%
        Eighth                                                        0.00%
     ---------------------------------------------------------------------------

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

     For the year ended September 30, 2001, sales charges for distributing the First American Family of Funds' shares, except the Mid Cap Index Fund and the Small Cap Index Fund, were paid to SIDCO.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     45)

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001

4 >  CAPITAL SHARE TRANSACTIONS

     Capital share transactions for the Funds were as follows (000):

                                                                                SMALL CAP              MID CAP               EQUITY
                                                                               INDEX FUND           INDEX FUND           INDEX FUND
                                                           ------------------------------  -------------------  -------------------
                                                            11/1/00    12/1/99    12/1/98   11/1/00    11/4/99*  10/1/00    10/1/99
                                                                 to         to         to        to         to        to         to
                                                            9/30/01   10/31/00   11/30/99   9/30/01   10/31/00   9/30/01    9/30/00
                                                           --------   --------   --------  --------   --------  --------   --------
Class A:
 Shares issued                                                   20         33        140        72        176     1,398      1,875
 Shares issued in lieu of cash distributions                      2          2         --        16          1       188        135
 Shares redeemed                                                 (1)       (22)       (10)      (52)       (24)   (1,653)    (1,503)
 Shares issued in connection with the acquisition of Fund
  net assets                                                     --         --         --       128         --     4,892         --
---------------------------------------------------------  --------   --------   --------  --------   --------  --------   --------
TOTAL CLASS A TRANSACTIONS                                       21         13        130       164        153     4,825        507
=========================================================  ========   ========   ========  ========   ========  ========   ========
Class B:
 Shares issued                                                   11         --         --        62         75       550      1,148
 Shares issued in lieu of cash distributions                     --         --         --         8         --       145        100
 Shares redeemed                                                 --         --         --        (9)        (2)     (720)      (753)
 Shares issued in connection with the acquisition of Fund
  net assets                                                     --         --         --         3         --       575         --
---------------------------------------------------------  --------   --------   --------  --------   --------  --------   --------
TOTAL CLASS B TRANSACTIONS                                       11         --         --        64         73       550        495
=========================================================  ========   ========   ========  ========   ========  ========   ========
Class C:
 Shares issued                                                   --         --         --        --         --       558        780
 Shares issued in lieu of cash distributions                     --         --         --        --         --        42         19
 Shares redeemed                                                 --         --         --        --         --      (336)      (202)
---------------------------------------------------------  --------   --------   --------  --------   --------  --------   --------
TOTAL CLASS C TRANSACTIONS                                       --         --         --        --         --       264        597
=========================================================  ========   ========   ========  ========   ========  ========   ========
Class S:
 Shares issued                                                  420      7,421     29,376       467         --       135         --
 Shares issued in lieu of cash distributions                    149        208          6         1         --        --         --
 Shares redeemed                                               (610)    (7,286)   (14,109)       (9)        --        (1)        --
 Shares issued in connection with the acquisition of Fund
  net assets                                                     --         --         --        --         --     1,826         --
---------------------------------------------------------  --------   --------   --------  --------   --------  --------   --------
TOTAL CLASS S TRANSACTIONS                                      (41)       343     15,273       459         --     1,960         --
=========================================================  ========   ========   ========  ========   ========  ========   ========
Class Y:
 Shares issued                                                1,833      6,872     42,759    11,763     10,905    15,778     17,708
 Shares issued in lieu of cash distributions                    483        703         13       967         68     1,896      1,353
 Shares redeemed                                             (1,693)    (1,872)      (211)   (3,901)      (947)  (14,545)   (15,863)
 Shares issued in connection with the acquisition of Fund
  net assets                                                     --         --         --        --         --    26,818         --
---------------------------------------------------------  --------   --------   --------  --------   --------  --------   --------
TOTAL CLASS Y TRANSACTIONS                                      623      5,703     42,561     8,829     10,026    29,947      3,198
=========================================================  ========   ========   ========  ========   ========  ========   ========
NET INCREASE (DECREASE) IN CAPITAL SHARES                       614      6,059     57,964     9,516     10,252    37,546      4,797
=========================================================  ========   ========   ========  ========   ========  ========   ========

* Commencement of operations


(46     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

5 >  INVESTMENT SECURITY TRANSACTIONS

     During the year ended September 30, 2001, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                                          PURCHASES        SALES
     ---------------------------------------------------------------------------
     Small Cap Index Fund                                  $ 78,164      $80,378
     Mid Cap Index Fund                                     107,822       79,470
     Equity Index Fund                                      113,652       94,960
     ---------------------------------------------------------------------------

     The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at September 30, 2001, are as follows (000):

                                                                         FEDERAL
                                                                          INCOME
                          APPRECIATION    DEPRECIATION         NET      TAX COST
     ---------------------------------------------------------------------------

     Small Cap Index Fund     $  6,702      $  (6,079)    $    623    $   64,530
     Mid Cap Index Fund       $ 23,567      $ (44,378)    $(20,811)   $  206,834
     Equity Index Fund        $710,041      $(311,433)    $398,608    $1,498,449
     ---------------------------------------------------------------------------

6 >  FUTURES CONTRACTS

     The Funds' investment in S&P Index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of fund assets devoted to replicating the composition of the S&P Indices while reducing transaction costs. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. Unrealized gains or losses on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains or losses for Federal income tax purposes. At September 30, 2001, open long S&P 500 Index futures contracts for the Equity Index Fund and Mid Cap Index Fund were as follows:

                                FUTURES CONTRACTS

                                         MARKET VALUE
                          NUMBER OF        COVERED BY   SETTLEMENT   UNREALIZED
                          CONTRACTS   CONTRACTS (000)        MONTH   GAIN (000)
     --------------------------------------------------------------------------
     Equity Index Fund          175           $45,662       Dec-01       $1,052
     Mid Cap Index Fund          45           $ 5,201       Dec-01       $   (8)
     --------------------------------------------------------------------------

7 >  SECURITIES LENDING TRANSACTIONS

     In order to generate additional income, the Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at September 30, 2001, the collateral purchased with cash received and held at September 30, 2001, with respect to such loans, and income generated during the year ended September 30, 2001, from the program were as follows
     (000):

                                      MARKET VALUE OF            INCOME RECEIVED
     FUND                           LOANED SECURITIES    FROM SECURITIES LENDING
     ---------------------------------------------------------------------------
     Mid Cap Index                           $ 45,694                       $ 19
     Equity Index                             445,395                        369
     ---------------------------------------------------------------------------

                        MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
                       ---------------------------------------------------------
                                                         OTHER FIXED
                          REPURCHASE     MONEY MARKET         INCOME
     FUND                 AGREEMENTS      INSTRUMENTS     SECURITIES       TOTAL
     ---------------------------------------------------------------------------
     Mid Cap Index          $ 19,126          $ 4,652       $ 22,666    $ 46,444
     Equity Index            186,000           45,244        220,417     451,661
     ---------------------------------------------------------------------------

     U.S. Bank acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the funds. For these services, U.S. Bank and Firstar received $2,594,376 and $16,775, respectively, in aggregate securities lending fees for the period ended September 30, 2001. Fees generated from the funds included in this annual report for securities lending were as follows (000):

     FUND
     ---------------------------------------------------------------------------
     Mid Cap Index Fund                                                     $ 12
     Equity Index Fund                                                       245
     ---------------------------------------------------------------------------


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     47)

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2001

8 >  FUND MERGERS

     On August 31, 2001 the Board of Directors and shareholders of the FAIF approved the agreement and plan of reorganization providing for the acquisition of Firstar Funds, Inc. On September 24, 2001 certain portfolios of FAIF, including newly formed shell portfolios (which were organized solely to acquire the assets and continue business of certain portfolios of the Firstar Funds) merged with certain portfolios of the Firstar Funds. The following table illustrates the specifics of the mergers (000):

                                                                  ACQUIRED  SHARES ISSUED TO    ACQUIRING
                                                                 FUNDS NET   SHAREHOLDERS OF     FUND NET     COMBINED    TAX STATUS
ACQUIRED FUND                ACQUIRING FUND                         ASSETS     ACQUIRED FUND       ASSETS   NET ASSETS   OF TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
Firstar Small Cap Index (1)  First American Small Cap Index (2)  $  64,167                             --      $64,167   Non-taxable
 Class A                      Class A                                                     35
 Class B                      Class B                                                     11
 Class Y                      Class S                                                  5,325
 Institutional Class          Class Y                                                  1,641
Firstar Mid Cap Index (1)    First American Mid Cap Index (2)      173,650                             --      173,650   Non-taxable
 Class A                      Class A                                                    318
 Class B                      Class B                                                    135
 Class Y                      Class S                                                    441
 Institutional Class          Class Y                                                 18,874
Firstar Equity Index         First American Equity Index (1)       616,780(3)                  $1,169,771    1,786,551   Non-taxable
 Class A                      Class A                                                  4,892
 Class B                      Class B                                                    575
 Class Y                      Class S                                                  1,826
 Institutional Class          Class Y                                                 26,818
------------------------------------------------------------------------------------------------------------------------------------

  On December 11, 2000 the Class A, Class B, Institutional and Trust Shares of the Mercantile Small Cap Equity Index were merged into Firstar Small Cap Index Fund. Also on that date the Class A and Class B shares of the Firstar Stellar Capital Appreciation Fund were merged into the Firstar Mid Cap Index Fund. The value of assets transferred and shares issued at the time of the tax-free merger were as follows:

                                                                   ACQUIRED  SHARES ISSUED TO   ACQUIRING
                                                                  FUNDS NET   SHAREHOLDERS OF    FUND NET     COMBINED    TAX STATUS
ACQUIRED FUND                          ACQUIRING FUND                ASSETS     ACQUIRED FUND      ASSETS   NET ASSETS   OF TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
Mercantile Small Cap Equity Index (1)  Firstar Small Cap Index (2)  $76,317                            --      $76,317   Non-taxable
  Class A                                Class A                                           18
  Class B                                Class B                                           --
  Institutional Class                    Class Y                                        1,610
  Trust Class                            Institutional Class                            5,489
Firstar Stellar Capital
 Appreciation (1)                      Firstar Mid Cap Index         67,980                      $123,696      191,676   Non-taxable
  Class A                                Class A                                        6,166
  Class B                                Class B                                            3
------------------------------------------------------------------------------------------------------------------------------------

(1)Accounting Survivor
(2)Shell Portfolio
(3)Includes capital loss carryovers and unrealized appreciation in the amount of $8,439 and $121,745, respectively, for the Firstar Equity Index Fund


(48     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

NOTICE TO SHAREHOLDERS SEPTEMBER 30, 2001 (unaudited)


THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES, WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED BY SHAREHOLDERS FOR INCOME TAX PURPOSES WILL BE SENT TO THEM IN EARLY 2001. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

Dear First American Shareholders:

For the fiscal year ended September 30, 2001, each Fund has designated long term capital gains and exempt income with regard to distributions paid during the year as follows:

                             (A)             (B)
                       LONG TERM        ORDINARY             (C)
                   CAPITAL GAINS          INCOME           TOTAL            (D)
                   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS     QUALIFYING
                     (TAX BASIS)     (TAX BASIS)     (TAX BASIS)   DIVIDENDS(1)
--------------------------------------------------------------------------------
Small Cap Index Fund          50%             50%            100%            16%
Mid Cap Index Fund             6              94             100             19
Equity Index Fund             72              28             100            100
--------------------------------------------------------------------------------

        *Items (A) and (B) are based on a percentage of the fund's total distributions.
       **Item (D) is based on a percentage of ordinary income distributions of the fund. (1)Qualifying dividends represent percentage of ordinary income dividends which qualify for the corporate dividends received deduction.

SHAREHOLDER MEETINGS

At a special meeting of shareholders of the First American Funds on August 31, 2001, the shareholders of each of the Funds voted to approve the following proposals:

Proposal No. 1 -- Election of Robert J. Dayton, Andrew S. Duff, Roger A. Gibson, Andrew M. Hunter III, Leonard W. Kedrowski, John M. Murphy, Jr., Richard K. Riederer, Joseph D. Strauss, Virginia L. Stringer and James M. Wade as Directors.

At the meeting, shareholders approved Proposal No. 1 as follows:

                                        SHARES VOTED FOR         SHARES WITHHELD
--------------------------------------------------------------------------------
Robert J. Dayton                             558,356,535               8,806,518
Andrew S. Duff                               564,054,926               3,108,127
Roger A. Gibson                              564,135,567               3,027,486
Andrew M. Hunter III                         564,182,351               2,980,702
Leonard W. Kedrowski                         564,142,080               3,020,973
John M. Murphy, Jr.                          563,979,300               3,183,753
Richard K. Riederer                          564,286,876               2,876,177
Joseph D. Strauss                            564,169,341               2,993,712
Virginia L. Stringer                         563,921,602               3,241,451
James M. Wade                                564,289,279               2,873,774
--------------------------------------------------------------------------------

Proposal No. 2 -- Ratification of the selection of Ernst & Young LLP as independent public accountants for the Company.

At the meeting, shareholders approved Proposal No. 2 as follows:

         FOR                           AGAINST                           ABSTAIN
     ---------------------------------------------------------------------------
     563,155,535                       986,817                         3,020,716
     ---------------------------------------------------------------------------

Proposal No. 5 -- To approve the modification or elimination of certain fundamental investment restrictions of the funds.

At the meeting, shareholders approved Proposal No. 5 as follows:

5A -- Modify investment restriction regarding concentration in a particular industry.

                          FOR          AGAINST      ABSTAIN      BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Equity Index     32,379,704       424,583      240,149         6,511,213
     ---------------------------------------------------------------------------


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2001     49)

NOTICE TO SHAREHOLDERS SEPTEMBER 30, 2001 (unaudited)


5B -- Modify investment restriction regarding borrowing.

                          FOR          AGAINST      ABSTAIN      BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Equity Index     32,244,781       543,535      256,120         6,511,213
     ---------------------------------------------------------------------------

5C -- Modify investment restriction regarding issuance of senior securities.

                          FOR          AGAINST      ABSTAIN      BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Equity Index     32,354,040       405,905      284,491         6,511,213
     ---------------------------------------------------------------------------

5D -- Eliminate the investment restriction regarding margin purchases and short sales.

                          FOR          AGAINST      ABSTAIN      BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Equity Index     31,963,890       790,940      289,606         6,511,213
     ---------------------------------------------------------------------------

5E -- Modify investment restriction regarding investments in commodities.

                          FOR          AGAINST      ABSTAIN      BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Equity Index     32,180,012       580,384      284,040         6,511,213
     ---------------------------------------------------------------------------

5F -- Modify investment restriction regarding investments in real estate.

                          FOR          AGAINST      ABSTAIN      BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Equity Index     32,257,936       535,866      250,634         6,511,213
     ---------------------------------------------------------------------------

5G -- Modify the investment restriction regarding investments in underwriting securities.

                          FOR          AGAINST      ABSTAIN      BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Equity Index     32,316,027       441,285      287,124         6,511,213
     ---------------------------------------------------------------------------

5H -- Modify investment restriction regarding lending.

                          FOR          AGAINST      ABSTAIN      BROKER NON-VOTE
     ---------------------------------------------------------------------------
     Equity Index     32,273,874       499,897      270,665         6,511,213
     ---------------------------------------------------------------------------


(50     FIRST AMERICAN FUNDS ANNUAL REPORT 2001

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

BOARD OF DIRECTORS First American Investment Funds, Inc.




        MR. ROBERT DAYTON
        Director of First American Investment Funds, Inc.
        Retired; former Chief Executive Officer of Okabena Company


        MR. ANDREW DUFF
        Director of First American Investment Funds, Inc.
        President and Chief Executive Officer of U.S. Bancorp Piper Jaffray


        MR. ROGER GIBSON
        Director of First American Investment Funds, Inc.
        Vice President of North America-Mountain Region for United Airlines


        MR. ANDREW HUNTER III
        Director of First American Investment Funds, Inc.
        Chairman of Hunter, Keith Industries, Inc.


        MR. LEONARD KEDROWSKI
        Director of First American Investment Funds, Inc.
        Owner and President of Executive Management Consulting, Inc.


        MR. JOHN MURPHY JR.
        Director of First American Investment Funds, Inc.
        Executive Vice President of U.S. Bancorp


        MR. RICHARD RIEDERER
        Director of First American Investment Funds, Inc.
        Retired; former President and Chief Executive Officer of Weirton Steel


        MR. JOSEPH STRAUSS
        Director of First American Investment Funds, Inc.
        Former Chairman of First American Investment Funds, Inc.
        Owner and President of Strauss Management Company


        MS. VIRGINIA STRINGER
        Chairperson of First American Investment Funds, Inc.
        Owner and President of Strategic Management Resources, Inc.


        MR. JAMES WADE
        Director of First American Investment Funds, Inc.
        Owner and President of Jim Wade Homes

[LOGO] FIRST AMERICAN FUNDS(TM)



DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

For a prospectus or fund profile containing more information on First American Funds, including investment policies, fees, and expenses, please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit us on the web at firstamericanfunds.com. Please read the prospectus or profile carefully before you invest or send money.


INVESTMENT ADVISOR AND ADMINISTRATOR
     U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.,
     A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
     601 Second Avenue South
     Minneapolis, Minnesota 55402

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, WI 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     1400 Pillsbury Center
     200 South Sixth Street
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Minneapolis, Minnesota 55402






--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS                                            Presort Standard
c/o Fulfillment Agent, American Financial Printing Inc.           U.S. Postage
404 Industrial Boulevard, N.E.                                        Paid
Minneapolis, MN 55413                                               Mpls, MN
                                                                Permit No. 26388

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND.

2163-01  11/2001   AR-INDEX